UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2015

Date of reporting period:	09/30/2015

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2015 is filed herewith.

TIFF Multi-Asset Fund / schedule of investmentS (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Investments — 100.2% of net assets

Common Stocks — 53.2%

US Common Stocks — 23.5%

Aerospace & Defense — 0.1%
Boeing Co. (The)	3,520	$460,945
General Dynamics Corp.	18,120	2,499,654
NII Holdings, Inc. (a)	47,880	311,699
Northrop Grumman Corp.	14,600	2,422,870
Raytheon Co.	3,471	379,241
		6,074,409
Air Freight & Logistics — 0.2%
FedEx Corp.	51,358	7,394,525
UTi Worldwide, Inc. (a)	644,341	2,957,525
		10,352,050
Airlines — 1.2%
Alaska Air Group, Inc.	11,442	909,067
American Airlines Group, Inc.	226,518	8,795,694
AMR Corp. (a) (b) (c) (d)	260,322	393,086
Delta Air Lines, Inc.	833,174	37,384,517
SkyWest, Inc.	307,966	5,136,873
Southwest Airlines Co.	49,869	1,897,017
United Continental Holdings, Inc. (a)	109,052	5,785,209
		60,301,463
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	71,420	2,094,749

Automobiles — 0.1%
Ford Motor Co.	117,136	1,589,535
General Motors Co.	80,030	2,402,501
Harley-Davidson, Inc.	4,160	228,384
		4,220,420
Beverages — 0.2%
Constellation Brands, Inc., Class A	50,373	6,307,203
Dr Pepper Snapple Group, Inc.	28,700	2,268,735
PepsiCo, Inc.	28,190	2,658,317
		11,234,255
Biotechnology — 0.2%
Amgen, Inc.	5,855	809,864

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Baxalta, Inc.	74,483	$2,346,959
Biogen, Inc. (a)	1,277	372,641
Dynavax Technologies Corp. (a)	44,435	1,090,435
Gilead Sciences, Inc.	33,500	3,289,365
		7,909,264
Building Products — 0.1%
Masco Corp.	17,694	445,535
USG Corp. (a)	157,635	4,196,244
		4,641,779
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)	6,782	265,515
Charles Schwab Corp. (The)	38,964	1,112,812
Goldman Sachs Group, Inc. (The)	135,888	23,611,899
Morgan Stanley	23,703	746,645
Northern Trust Corp.	55,401	3,776,132
NorthStar Asset Management Group, Inc.	177,000	2,541,720
		32,054,723
Chemicals — 0.8%
Air Products & Chemicals, Inc.	80,531	10,274,145
Axiall Corp.	248,600	3,900,534
Calgon Carbon Corp.	346,100	5,392,238
CF Industries Holdings, Inc.	44,430	1,994,907
LyondellBasell Industries NV, Class A	20,370	1,698,043
Mosaic Co. (The)	206,500	6,424,215
Scotts Miracle-Gro Co. (The), Class A	7,774	472,815
Sherwin-Williams Co. (The)	4,886	1,088,503
WR Grace & Co. (a)	69,697	6,485,306
		37,730,706
Commercial Banks — 0.5%
Citizens Financial Group, Inc.	33,011	787,642
Huntington Bancshares Inc.	86,088	912,533
Wells Fargo & Co.	437,251	22,452,839
		24,153,014
Commercial Services & Supplies — 0.2%
ADT Corp. (The)	255,385	7,636,012
Tyco International plc	96,466	3,227,752
Viad Corp.	15,296	443,431
		11,307,195
Communications Equipment — 0.1%
Cisco Systems, Inc.	51,618	1,354,973

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Juniper Networks, Inc.	80,834	$2,078,242
		3,433,215
Computers & Peripherals — 0.5%
Apple, Inc.	150,733	16,625,850
EMC Corp.	123,357	2,980,305
Hewlett-Packard Co.	30,406	778,698
SanDisk Corp.	6,917	375,800
Seagate Technology plc	19,314	865,267
Western Digital Corp.	12,700	1,008,888
		22,634,808
Construction & Engineering — 0.0%
Fluor Corp.	2,558	108,331
Jacobs Engineering Group, Inc. (a)	5,021	187,936
KBR, Inc.	55,656	927,229
Layne Christensen Co. (a)	149,287	970,366
		2,193,862
Consumer Finance — 0.1%
American Express Co.	34,489	2,556,670
Capital One Financial Corp.	31,451	2,280,826
Synchrony Financial (a)	46,024	1,440,551
		6,278,047
Containers & Packaging — 0.1%
Ball Corp.	84,141	5,233,570
WestRock Co.	10,828	556,993
		5,790,563
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. (a)	330,563	6,713,735
Sotheby's	24,845	794,543
		7,508,278
Diversified Financial Services — 1.1%
Bank of America Corp.	502,018	7,821,441
Citigroup, Inc.	255,243	12,662,605
CME Group, Inc.	21,295	1,974,898
JPMorgan Chase & Co.	458,660	27,964,500
Leucadia National Corp.	14,053	284,714
Moody's Corp.	17,063	1,675,587
Voya Financial, Inc.	43,760	1,696,575
		54,080,320

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	110,127	$3,587,938
Level 3 Communications, Inc. (a)	194,729	8,507,710
Verizon Communications, Inc.	89,716	3,903,543
Vonage Holdings Corp. (a)	17,572	103,323
		16,102,514
Electric Utilities — 0.1%
Duke Energy Corp.	48,078	3,458,731
Edison International	30,013	1,892,920
Entergy Corp.	13,600	885,360
Exelon Corp.	4,550	135,135
		6,372,146
Electrical Equipment — 0.1%
BWX Technologies, Inc.	220,300	5,807,108

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc.	78,026	565,689
Dolby Laboratories, Inc., Class A	51,979	1,694,515
Itron, Inc. (a)	31,339	1,000,028
Knowles Corp. (a)	463,694	8,545,880
		11,806,112
Energy Equipment & Services — 0.1%
Ensco plc, Class A	132,331	1,863,221
Halliburton Co.	3,180	112,413
Helmerich & Payne, Inc.	24,247	1,145,913
		3,121,547
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	29,342	4,241,973
CVS Health Corp.	6,900	665,712
Kroger Co. (The)	81,412	2,936,531
Pricesmart, Inc.	3,135	242,461
Smart & Final Stores, Inc. (a)	282,783	4,442,521
SUPERVALU, Inc. (a)	206,939	1,485,822
Wal-Mart Stores, Inc.	371,529	24,089,940
Walgreens Boots Alliance, Inc.	1,360	113,016
Whole Foods Market, Inc.	53,400	1,690,110
		39,908,086
Food Products — 0.1%
Bunge, Ltd.	21,800	1,597,940

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Tyson Foods, Inc., Class A	124,205	$5,353,236
		6,951,176
Health Care Equipment & Supplies — 0.1%
Halyard Health, Inc. (a)	201,900	5,742,036

Health Care Providers & Services — 0.4%
Aetna, Inc.	20,130	2,202,423
Anthem, Inc.	4,926	689,640
Cardinal Health, Inc.	28,900	2,220,098
HCA Holdings, Inc. (a)	14,500	1,121,720
McKesson Corp.	12,000	2,220,360
Quest Diagnostics, Inc.	5,400	331,938
UnitedHealth Group, Inc.	41,700	4,837,617
VCA Antech, Inc. (a)	95,743	5,040,869
		18,664,665
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	919,440	11,401,056

Hotels, Restaurants & Leisure — 0.4%
Boyd Gaming Corp. (a)	10,873	177,230
Carnival Corp.	74,106	3,683,068
Darden Restaurants, Inc.	31,600	2,165,864
Hilton Worldwide Holdings, Inc.	100,900	2,314,646
McDonald's Corp.	31,608	3,114,336
MGM Resorts International (a)	298,595	5,509,078
Wyndham Worldwide Corp.	15,160	1,090,004
Yum! Brands, Inc.	40,245	3,217,588
		21,271,814
Household Durables — 0.1%
Mohawk Industries, Inc. (a)	3,936	715,526
Toll Brothers, Inc. (a)	101,980	3,491,795
TopBuild Corp. (a)	1,966	60,887
Whirlpool Corp.	5,178	762,512
		5,030,720
Household Products — 0.1%
Edgewell Personal Care Co.	1,534	125,175
Energizer Holdings, Inc.	1,534	59,381
Procter & Gamble Co. (The)	62,278	4,480,279
		4,664,835
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	180,113	1,763,306

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Talen Energy Corp. (a)	434,100	$4,384,410
		6,147,716
Industrial Conglomerates — 0.1%
General Electric Co.	273,800	6,905,236

Insurance — 0.6%
Allstate Corp. (The)	37,200	2,166,528
American International Group, Inc.	172,317	9,791,052
Assurant, Inc.	11,050	873,061
Berkshire Hathaway, Inc., Class B (a)	18,966	2,473,166
Everest Re Group, Ltd.	25,154	4,360,194
Hartford Financial Services Group, Inc.	20,370	932,539
Lincoln National Corp.	9,820	466,057
Loews Corp.	144,415	5,219,158
Markel Corp. (a)	873	700,024
MBIA, Inc. (a)	323,592	1,967,439
Travelers Companies, Inc. (The)	23,700	2,358,861
		31,308,079
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	56,127	28,730,850
Blue Nile, Inc. (a)	11,516	386,247
Liberty Interactive Corp. QVC Group, Series A (a)	32,870	862,180
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,045	222,698
Liberty Ventures, Series A (a)	9,009	363,513
Priceline.com, Inc. (a)	2,558	3,163,888
TripAdvisor, Inc. (a)	10,110	637,132
		34,366,508
Internet Software & Services — 0.6%
Alphabet, Inc., Class C (a)	15,023	9,140,293
Alphabet, Inc., Class A (a)	497	317,270
ChannelAdvisor Corp. (a)	237,502	2,360,770
Cornerstone OnDemand, Inc. (a)	100,686	3,322,638
eBay, Inc. (a)	145,820	3,563,841
LinkedIn Corp. (a)	30,083	5,719,681
Pandora Media, Inc. (a)	67,700	1,444,718
Twitter, Inc. (a)	15,770	424,844
VeriSign, Inc. (a)	24,580	1,734,365
WebMD Health Corp. (a)	93,621	3,729,860
		31,758,280
IT Services — 1.2%
Accenture plc, Class A	138,302	13,589,554
Alliance Data Systems Corp. (a)	2,549	660,140
Cognizant Technology Solutions Corp. (a)	14,043	879,232
CoreLogic, Inc. (a)	29,773	1,108,449

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

EPAM Systems, Inc. (a)	13,944	$1,039,107
Gartner Group, Inc., Class A (a)	21,726	1,823,463
Genpact, Ltd. (a)	45,068	1,064,055
Hackett Group, Inc. (The)	56,657	779,034
International Business Machines Corp. (IBM)	63,327	9,180,515
Lionbridge Technologies, Inc. (a)	536,955	2,652,558
Mastercard, Inc.	35,296	3,180,876
PayPal Holdings, Inc. (a)	81,389	2,526,315
Visa, Inc., Class A	303,043	21,109,975
		59,593,273
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc. (a)	3,680	494,261
PerkinElmer, Inc.	118,650	5,453,154
		5,947,415
Machinery — 0.2%
Actuant Corp.	189,693	3,488,454
Graco, Inc.	6,440	431,673
Lindsay Corp.	81,400	5,518,106
Manitowoc Co., Inc. (The)	96,300	1,444,500
		10,882,733
Media — 2.2%
Cablevision Systems Corp.	323,113	10,491,479
Charter Communications, Inc. (a)	2,620	460,727
Comcast Corp., Class A	615,036	34,983,248
Discovery Communications, Inc., Series A (a)	46,176	1,201,961
Discovery Communications, Inc., Series C (a)	7,518	182,612
Iheartmedia, Inc. (a)	28,167	129,568
Liberty Broadband Corp., Class A (a)	6,437	331,119
Liberty Broadband Corp., Class C (a)	6,428	328,921
Liberty Media Corp., Class A (a)	18,672	666,964
Liberty Media Corp., Class C (a)	20,160	694,714
Live Nation, Inc. (a)	243,338	5,849,845
McGraw-Hill Companies, Inc. (The)	2,913	251,974
Media General, Inc. (a)	109,596	1,533,248
Nexstar Broadcasting Group, Inc., Class A	96,644	4,576,093
Sinclair Broadcast Group, Inc.	522,206	13,222,256
Starz - Liberty Capital (a)	7,793	290,991
Tribune Media Co.	14,513	516,663
Tribune Publishing Co.	2,471	19,373
Twenty-First Century Fox, Inc.	149,147	4,023,986
Viacom, Inc.	256,917	11,085,969
Walt Disney Co. (The)	198,042	20,239,892
		111,081,603

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Metals & Mining — 0.2%
Compass Minerals International, Inc.	70,800	$5,548,596
Newmont Mining Corp.	92,202	1,481,686
TimkenSteel Corp.	233,255	2,360,541
		9,390,823
Multiline Retail — 0.0%
Macy's, Inc.	33,930	1,741,288

Office Electronics — 0.0%
Xerox Corp.	156,300	1,520,799

Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.	323,782	2,373,322
Cloud Peak Energy, Inc. (a)	478,669	1,258,900
CONSOL Energy, Inc.	198,170	1,942,066
Marathon Petroleum Corp.	47,971	2,222,496
Murphy Oil Corp.	71,858	1,738,964
Peabody Energy Corp.	1,462,088	2,017,681
Tesoro Corp.	31,043	3,018,621
Valero Energy Corp.	37,470	2,251,947
WPX Energy, Inc. (a)	820,500	5,431,710
		22,255,707
Paper & Forest Products — 0.0%
International Paper Co.	24,500	925,855
Louisiana-Pacific Corp. (a)	11,011	156,797
		1,082,652
Personal Products — 0.0%
Coty, Inc., Class A	19,603	530,457
Estee Lauder Companies, Inc. (The), Class A	5,553	448,016
		978,473
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	9,650	571,280
Johnson & Johnson	88,589	8,269,783
Merck & Co., Inc.	60,120	2,969,327
Pfizer, Inc.	501,018	15,736,975
		27,547,365
Professional Services — 0.1%
Robert Half International, Inc.	13,920	712,147
Towers Watson & Co., Class A	11,576	1,358,791

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Verisk Analytics, Inc. (a)	7,986	$590,245
		2,661,183
Real Estate — 0.1%
CBRE Group, Inc. (a)	173,483	5,551,456

Real Estate Investment Trusts (REITs) — 3.7%
Alexander's, Inc.	27,645	10,339,230
Brandywine Realty Trust	518,500	6,387,920
Camden Property Trust	34,000	2,512,600
Care Capital Properties, Inc.	54,525	1,795,508
CBL & Associates Properties, Inc.	1,095,000	15,056,250
Douglas Emmett, Inc.	90,100	2,587,672
HCP, Inc.	133,300	4,965,425
Hersha Hospitality Trust	206,875	4,687,788
Highwoods Properties, Inc.	183,667	7,117,096
Host Hotels & Resorts, Inc.	159,100	2,515,371
Hudson Pacific Properties, Inc.	173,128	4,984,355
iStar, Inc. (a)	223,700	2,814,146
NorthStar Realty Finance Corp.	773,900	9,557,665
Outfront Media, Inc.	605,503	12,594,462
Prologis, Inc.	449,600	17,489,440
Simon Property Group, Inc.	81,600	14,991,552
SL Green Realty Corp.	241,806	26,153,737
Starwood Property Trust, Inc.	564,661	11,586,844
Ventas, Inc.	84,300	4,725,858
Vornado Realty Trust	268,200	24,250,644
		187,113,563
Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	17,089	746,447
Hertz Global Holdings, Inc. (a)	28,346	474,229
Kansas City Southern	3,958	359,703
Ryder System, Inc.	8,750	647,850
		2,228,229
Semiconductors & Semiconductor Equipment — 0.4%
Cabot Microelectronics Corp. (a)	104,400	4,044,456
Entegris, Inc. (a)	594,400	7,840,136
Intel Corp.	176,118	5,308,196
Micron Technology, Inc. (a)	138,972	2,081,801
Rambus, Inc. (a)	10,526	124,207
Texas Instruments, Inc.	47,178	2,336,254
		21,735,050
Software — 0.8%
Activision Blizzard, Inc.	27,601	852,595
CA, Inc.	74,540	2,034,942

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Cadence Design Systems, Inc. (a)	66,789	$1,381,196
Citrix Systems, Inc. (a)	31,160	2,158,765
Electronic Arts, Inc. (a)	32,900	2,228,975
Microsoft Corp.	233,576	10,338,074
MicroStrategy, Inc., Class A (a)	45,549	8,949,012
Oracle Corp.	105,631	3,815,392
SolarWinds, Inc. (a)	111,521	4,376,084
Symantec Corp.	104,300	2,030,721
		38,165,756
Specialty Retail — 1.1%
Aaron's, Inc.	128,800	4,650,968
Bed Bath & Beyond, Inc. (a)	34,270	1,954,075
Best Buy Co., Inc.	55,711	2,067,992
Cabela's, Inc. (a)	179,400	8,180,640
CST Brands, Inc.	18,200	612,612
Destination XL Group, Inc. (a)	498,882	2,898,505
Dick's Sporting Goods, Inc.	127,647	6,332,568
L Brands, Inc.	239,876	21,620,024
Lowe's Companies, Inc.	21,248	1,464,412
Staples, Inc.	233,146	2,734,803
Tractor Supply Co.	24,548	2,069,887
		54,586,486
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	32,980	954,111
Hanesbrands, Inc.	36,938	1,068,986
Kate Spade & Co. (a)	142,255	2,718,493
Nike, Inc.	195,195	24,003,129
		28,744,719
Thrifts & Mortgage Finance — 0.1%
BankUnited, Inc.	6,350	227,013
Fannie Mae (a)	438,026	985,602
Ladder Capital Corp., Class A	213,900	3,063,048
Washington Mutual, Inc. (a) (b) (d)	33,600	—
WMIH Corp. (a)	19	49
		4,275,712
Tobacco — 0.1%
Altria Group, Inc.	45,657	2,483,741
Philip Morris International, Inc.	45,108	3,578,417
		6,062,158
Trading Companies & Distributors — 0.1%
NOW, Inc. (a)	214,198	3,170,130

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

W.W. Grainger, Inc.	15,299	$3,289,438
		6,459,568
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,660	273,256
Total US Common Stocks (Cost $1,213,221,862)		1,191,202,021

Foreign Common Stocks — 29.7%

Australia — 0.5%
ALS, Ltd.	55,385	179,467
Alumina, Ltd.	227,202	180,045
BHP Billiton, Ltd.	10,708	168,883
BlueScope Steel, Ltd.	98,358	249,275
Brambles, Ltd.	50,218	344,303
Coca-Cola Amatil, Ltd.	60,409	382,770
Dexus Property Group - REIT	497,200	2,499,897
DuluxGroup, Ltd.	6,054	22,790
Fairfax Media, Ltd.	227,567	141,728
GUD Holdings, Ltd.	8,058	48,897
Iluka Resources, Ltd.	31,969	139,845
Metcash, Ltd.	158,870	117,911
Mineral Resources, Ltd.	329,523	956,416
Newcrest Mining, Ltd. (a)	908,591	8,223,463
Orica, Ltd.	35,854	379,782
Premier Investments, Ltd.	5,858	53,050
QBE Insurance Group, Ltd. - ASE Shares	175,451	1,592,868
SAI Global, Ltd.	42,547	136,372
Santos, Ltd.	16,717	46,946
Scentre Group	984,708	2,702,820
Sigma Pharmaceuticals, Ltd.	88,691	46,470
Transpacific Industries Group, Ltd.	470,000	224,923
Westfield Corp. - REIT	830,629	5,827,140
		24,666,061
Austria — 0.2%
Andritz AG	4,887	220,501
CA Immobilien Anlagen AG (a)	507,700	9,362,684
Erste Group Bank AG (a)	11,258	327,286
IMMOFINANZ AG (a)	409,832	943,770
Oesterreichische Post AG	10,266	352,712
Raiffeisen Bank International AG (a)	20,212	264,815
Wienerberger AG	30,912	544,072
		12,015,840
Belgium — 0.1%
Anheuser-Busch InBev NV	17,355	1,843,345

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Groupe Bruxelles Lambert SA	4,239	$320,178
		2,163,523
Bermuda — 0.0%
Signet Jewelers, Ltd.	5,093	693,310

Brazil — 0.3%
B2W Cia Digital (a)	222,756	834,949
BrasilAgro - Co. Brasileira de Propriedades Agricolas (a)	116,200	328,567
CCR SA	379,800	1,165,889
Centrais Eletricas Brasileiras SA (a)	683,900	905,656
Cia Energetica de Minas Gerais - SPADR	744,855	1,325,842
EDP - Energias do Brasil SA	727,800	2,107,490
Embraer SA - ADR	5,881	150,436
Grupo BTG Pactual (UNIT)	199,000	1,323,655
Localiza Rent a Car SA	35,476	218,699
LPS Brasil Consultoria de Imoveis SA	433,300	311,491
MRV Engenharia e Participacoes SA	1,533,500	2,355,660
Natura Cosmeticos SA	46,684	229,622
Odontoprev SA	53,214	128,186
Oi SA (a)	27,054	21,018
SLC Agricola SA	128,200	578,832
Sul America SA (UNIT)	34,000	153,084
Tim Participacoes SA	321,520	609,059
Totvs SA	223,200	1,696,872
Transmissora Alianca de Energia Eletrica SA (UNIT)	100,600	483,905
		14,928,912
Canada — 1.2%
Aimia, Inc.	47,819	418,528
Barrick Gold Corp. - NYSE Shares	1,006,017	6,398,268
Barrick Gold Corp. - TSX Shares	36,043	229,303
Bombardier, Inc., Class B	123,932	155,089
Cameco Corp. - NYSE Shares	669,241	8,144,663
Canadian Natural Resources, Ltd.	29,564	575,772
Dominion Diamond Corp. (a)	165,138	1,763,674
Dundee Corp., Class A (a)	239,865	1,549,372
Dundee Precious Metals, Inc. (a)	1,043,636	1,704,853
Fairfax Financial Holdings, Ltd.	730	332,447
Gabriel Resources, Ltd. (a)	1,962,000	352,851
Goldcorp, Inc.	226,155	2,831,461
Imperial Oil, Ltd. - TSX Shares	36,823	1,166,637
Ivanhoe Mines, Ltd., Class A (a)	3,943,251	1,920,654
Kinross Gold Corp. (a)	3,601,038	6,193,785
Kirkland Lake Gold, Inc. (a)	127,535	530,400
Lundin Gold, Inc. (a) (b)	900,000	2,589,734
Magna International, Inc.	20,690	993,327
MEG Energy Corp. (a)	242,889	1,499,742
New Gold, Inc. (a)	575,382	1,306,117
Northern Dynasty Minerals, Ltd. - NYSE Shares (a) (b) (d)	202,302	62,552
Northern Dynasty Minerals, Ltd. - TSX Shares (a) (b)	5,439,672	1,630,475
NOVAGOLD Resources, Inc. (a)	477,960	1,725,436

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Onex Corp.	11,056	$638,174
Rogers Communications, Inc., Class B	45,646	1,572,726
Silver Standard Resources, Inc. (a)	344,438	2,245,736
Sprott, Inc.	2,588,505	4,597,045
Suncor Energy, Inc.	30,661	820,001
Tahoe Resources, Inc.	188,269	1,454,517
Turquoise Hill Resources, Ltd. (a)	929,683	2,370,692
Uranium Participation Corp. (a)	1,175,762	4,361,200
		62,135,231
Chile — 0.2%
Antofagasta plc	72,841	552,355
Cia Cervecerias Unidas SA	320,234	3,532,243
Cia Sud Americana de Vapores SA (a)	17,593,995	518,188
Quinenco SA (b)	1,038,567	2,088,967
Sociedad Quimica y Minera de Chile SA - SPADR	147,397	2,143,152
		8,834,905
China — 0.9%
361 Degrees International, Ltd.	204,000	63,846
Agile Property Holdings, Ltd.	3,212,000	1,681,131
Ajisen China Holdings, Ltd.	2,806,000	1,255,378
Anhui Expressway Co., Ltd.	142,000	116,323
Baidu, Inc. - SPADR (a)	26,233	3,604,677
Bank of Chongqing Co., Ltd.	686,000	474,467
Beijing Capital Land, Ltd.	1,068,000	426,078
Cabbeen Fashion, Ltd.	123,000	79,775
Central China Real Estate, Ltd.	102,000	19,127
Changgang Dunxin Enterprise Co., Ltd.	1,266,000	101,482
China Creative Home Group, Ltd.	510,000	60,869
China Dongxiang Group Co., Ltd.	1,148,000	276,878
China Lesso Group Holdings, Ltd.	888,000	712,114
China Lilang, Ltd.	330,000	282,460
China Mengniu Dairy Co., Ltd.	723,000	2,566,969
China Resources Enterprise, Ltd.	1,992,228	3,710,751
China XD Plastics Co., Ltd. (a)	217,505	909,171
China Yurun Food Group, Ltd. (a)	12,225,000	2,816,523
CNOOC, Ltd.	1,174,052	1,215,284
Concord Medical Services Holdings, Ltd. -SPADR (a)	4,757	22,120
Ctrip.com International, Ltd. - ADR (a)	2,844	179,684
Daphne International Holdings, Ltd. (a)	3,276,000	747,084
Fantasia Holdings Group Co., Ltd.	2,125,500	243,042
Goodbaby International Holdings, Ltd. (a)	431,383	192,784
Griffin Mining, Ltd. (a)	1,096,994	463,505
Guangdong Yueyun Transportation Co., Ltd., Class H	187,000	122,191
Guangshen Railway Co., Ltd.	5,822,000	2,319,940
Guangzhou R&F Properties Co., Ltd.	147,600	133,125
HNA Infrastructure Company, Ltd.	22,000	25,274
Hua Hong Semiconductor, Ltd. (a) (e)	1,007,000	1,024,464
JD.com, Inc. - ADR (a)	35,729	931,098
Johnson Electric Holdings, Ltd.	52,338	173,246

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Lansen Pharmaceutical Holdings, Ltd.	66,000	$15,341
Lenovo Group, Ltd.	137,479	116,733
Li Ning Co., Ltd. (a)	6,790,666	3,003,154
Mindray Medical International, Ltd. - ADR	135,854	2,971,127
Nam Tai Property, Inc.	104,993	640,457
NetEase, Inc. - ADR	5,608	673,633
Peak Sport Products Co., Ltd.	1,036,000	265,441
Powerlong Real Estate Holdings, Ltd.	341,000	63,662
Qingdao Port International Co., Ltd. (e)	601,000	272,117
Shenzhou International Group Holdings, Ltd.	128,199	662,613
TCL Communication Technology Holdings, Ltd., Class C	727,000	525,565
Tiangong International Co., Ltd.	108,000	9,829
Tianneng Power International, Ltd. (a)	1,212,000	745,469
Times Property Holdings, Ltd.	154,000	56,096
Tong Ren Tang Technologies Co., Ltd.	88,897	121,579
Travelsky Technology, Ltd.	567,000	723,270
Tsingtao Brewery Co., Ltd., Class H	424,017	1,870,119
Universal Health International Group Holding, Ltd.	4,509,000	1,487,046
Vipshop Holdings, Ltd. - ADR (a)	21,283	357,554
Want Want China Holdings, Ltd.	2,015,496	1,656,149
Weiqiao Textile Co., Ltd.	803,850	327,999
Wumart Stores, Inc. (a)	2,473,000	996,214
Wuxi Little Swan Co., Ltd.	223,200	482,569
Xingda International Holdings, Ltd.	812,000	163,453
Xinhua Winshare Publishing and Media Co., Ltd.	400,000	312,025
XTEP International Holdings, Ltd.	980,500	490,677
Yuzhou Properties Co., Ltd.	1,409,000	327,967
Zhejiang Expressway Co., Ltd.	754,000	830,521
		47,119,239
Colombia — 0.0%
Bancolombia SA - SPADR	52,800	1,700,160

Cyprus — 0.0%
Global Ports Investments plc - GDR	124,189	517,154
Hellenic Bank Public Co., Ltd. (a)	144,183	238,443
		755,597
Czech Republic — 0.0%
Komercni Banka AS	4,357	945,154

Denmark — 0.3%
Ambu A/S	3,925	106,329
AP Moeller - Maersk A/S	381	587,837
Bang & Olufsen A/S, Class B (a)	48,957	340,806
Carlsberg A/S, Class B	13,541	1,042,086
Coloplast A/S, Class B	38,445	2,727,463
Danske Bank A/S	7,040	212,938
GN Store Nord (GN Great Nordic) A/S	70,642	1,270,270
ISS A/S	52,092	1,732,733
Novo Nordisk A/S, Class B	51,094	2,750,098

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Topdanmark A/S (a)	8,760	$249,210
Vestas Wind Systems A/S	57,355	2,989,140
William Demant Holding A/S (a)	12,118	1,008,879
		15,017,789
Finland — 0.2%
Metso Oyj	21,749	452,963
Nokian Renkaat Oyj	58,562	1,898,406
Sampo Oyj, Class A	62,969	3,053,890
Tikkurila Oyj (b)	377,244	6,270,746
UPM-Kymmene Oyj	7,249	108,910
Valmet Corp.	9,215	89,454
Wartsila Corp.	8,809	350,086
		12,224,455
France — 0.6%
Air France-KLM SA (a)	82,086	573,025
Airbus Group SE	14,372	853,639
Areva SA (a)	311,595	2,415,085
AXA SA	34,148	829,016
BNP Paribas SA	24,559	1,446,175
Casino Guichard Perrachon SA	3,177	169,191
Christian Dior SE	10,799	2,021,762
Edenred SA	18,873	308,709
Electricite de France SA	206,790	3,652,637
Elis SA	4,799	74,821
Engie SA (a) (b)	9,765	11
Eurazeo SA	2,885	191,972
Eurofins Scientific	2,560	787,537
Groupe Eurotunnel SE	129,163	1,759,231
Iliad SA	1,046	211,772
Imerys SA	1,718	110,432
Legrand SA	45,337	2,410,386
Neopost SA	6,861	178,868
Renault SA	4,177	300,060
Rothschild & Co	8,423	245,103
SA des Ciments Vicat	3,643	227,424
Sanofi SA	51,705	4,925,710
Schneider Electric SE	7,289	408,759
Societe BIC SA	4,735	736,047
Societe Generale SA, Class A	5,305	237,304
Technip SA	1,917	90,571
Thales SA	6,173	430,064
Total SA	7,499	338,093
Vallourec SA	8,969	79,555
Vivendi SA	173,862	4,116,173
		30,129,132
Georgia — 0.0%
Bank of Georgia Holdings plc	34,052	931,137

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Germany — 1.9%
Adidas AG	109,443	$8,809,157
Alstria Office AG - REIT(a)	559,334	7,271,826
Aurelius AG	5,047	234,492
Axel Springer AG	13,357	744,690
BASF SE	20,226	1,543,333
Bayer AG	3,007	384,319
Bayerische Motoren Werke AG	14,000	1,238,755
Brenntag AG	6,452	347,219
Commerzbank AG (a)	48,754	513,190
Continental AG	1,122	238,335
CTS Eventim AG	15,075	558,087
Deutsche Bank AG	7,433	199,826
Deutsche Telekom AG	107,372	1,906,072
Deutsche Wohnen AG	420,371	11,234,364
Deutz AG	21,521	72,148
E.ON SE	45,183	387,620
Fielmann AG	3,851	263,390
Fresenius Medical Care AG & Co.	28,925	2,255,479
GEA Group AG	4,744	180,298
Gerresheimer AG	2,391	174,417
Hannover Rueckversicherung AG	2,172	222,062
Leoni AG	3,523	187,489
MTU Aero Engines AG	83,811	7,000,329
SAP AG	58,102	3,758,990
Symrise AG	8,013	481,333
TAG Immobilien AG	170,300	2,017,647
TLG Immobilien AG	67,187	1,216,086
TUI AG - LSE Shares	60,578	1,119,123
TUI AG - Xetra Shares	21,773	397,848
Vonovia SE	1,323,398	42,538,281
Wacker Neuson SE	38,852	562,670
		98,058,875
Greece — 0.1%
Aegean Airlines SA	42,590	320,235
Alpha Bank AE (a)	567,345	68,401
Costamare, Inc.	25,254	309,867
Diana Shipping, Inc. (a)	178,899	1,159,265
Ellaktor SA (a)	13,821	23,698
Hellenic Exchanges - Athens Stock Exchange SA Holdings	40,352	224,114
Motor Oil Hellas Corinth Refineries SA (a)	106,327	1,287,448
OPAP SA	91,715	830,458
Piraeus Bank SA (a)	118,731	10,447
Safe Bulkers, Inc.	313,133	864,247
Tsakos Energy Navigation, Ltd.	122,389	995,023
		6,093,203
Hong Kong — 1.1%
AIA Group, Ltd.	96,787	503,926

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

CECEP COSTIN New Materials Group, Ltd.	535,000	$91,610
Cheung Kong Property Holdings, Ltd.	638,484	4,679,352
China Everbright, Ltd.	974,000	2,242,350
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,246,000	1,218,098
China Merchants Holdings International Co., Ltd.	168,730	499,480
China Mobile, Ltd.	216,500	2,575,504
China Resources Power Holdings Co., Ltd.	600,000	1,369,176
CK Hutchison Holdings, Ltd.	537,375	7,026,071
Dawnrays Pharmaceutical Holdings, Ltd.	244,000	209,526
Esprit Holdings, Ltd.	2,230,397	1,670,299
First Pacific Co., Ltd.	296,000	181,737
Golden Meditech Holdings, Ltd.	344,000	44,304
Guoco Group, Ltd.	93,000	1,070,775
Henderson Land Development Co., Ltd.	32,465	194,727
Hong Kong & Shanghai Hotels, Ltd. (The)	912,491	1,032,947
Hopewell Holdings, Ltd.	1,271,000	4,335,230
Huabao International Holdings, Ltd.	4,650,708	1,469,869
Jardine Matheson Holdings, Ltd.	91,961	4,347,525
Jardine Strategic Holdings, Ltd.	88,080	2,365,358
Ju Teng International Holdings, Ltd.	1,074,000	533,668
Lee & Man Paper Manufacturing, Ltd.	2,594,000	1,320,606
Man Wah Holdings, Ltd.	482,129	472,939
Melco International Development, Ltd.	3,940,000	4,836,774
Midland Holdings, Ltd. (a)	2,700,437	1,118,407
New World Development, Ltd.	1,550,367	1,506,649
Nine Dragons Paper Holdings, Ltd.	2,456,000	1,288,858
Pacific Basin Shipping, Ltd.	1,184,151	362,759
Real Nutriceutical Group, Ltd.	1,911,000	326,442
Road King Infrastructure, Ltd.	46,000	40,119
Skyworth Digital Holdings, Ltd.	3,160,000	2,165,200
SmarTone Telecommunications Holdings, Ltd.	1,459,429	2,760,100
Stella International Holdings, Ltd.	113,605	278,506
TCC International Holdings, Ltd.	632,000	117,146
Television Broadcasts, Ltd.	225,525	754,850
Tianjin Development Holdings, Ltd.	564,000	349,081
Tianjin Port Development Holdings, Ltd.	834,000	133,425
Truly International Holdings, Ltd.	1,292,000	326,560
Wheelock & Co., Ltd.	134,877	587,716
Yingde Gases, Ltd.	995,000	411,110
Yuexiu Transport Infrastructure, Ltd.	660,000	418,054
		57,236,833
Hungary — 0.0%
OTP Bank plc	23,285	449,276
Richter Gedeon Nyrt	43,191	686,850
		1,136,126
India — 0.1%
Axis Bank, Ltd. - GDR	85,170	3,210,909

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Infosys, Ltd. - SPADR	61,100	$1,166,399
		4,377,308
Indonesia — 0.1%
Adaro Energy Tbk PT	7,425,900	272,508
Bank Mandiri Persero Tbk PT	2,376,700	1,289,526
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	746,500	31,372
Bank Pembangunan Daerah Jawa Timur Tbk PT	718,100	17,391
Elnusa Tbk PT	3,922,400	89,690
Indo Tambangraya Megah Tbk PT	171,300	115,931
Indosat Tbk PT (a)	382,972	98,027
Salim Ivomas Pratama Tbk PT	1,047,700	31,858
XL Axiata Tbk PT (a)	2,166,000	387,193
		2,333,496
Ireland — 0.2%
Bank of Ireland (a)	1,142,768	444,121
CRH plc	5,208	137,603
CRH plc - BATS Europe Shares	14,002	370,403
DCC plc	15,501	1,172,617
Experian plc	67,775	1,087,726
Governor & Co. of the Bank of Ireland (The) (a)	4,422,433	1,721,642
Irish Bank Resolution Corp., Ltd. (a) (b)	38,180	—
Irish Continental Group plc	76,772	375,785
Paddy Power plc	16,251	1,870,160
Permanent TSB Group Holdings plc (a)	125,348	666,477
Ryanair Holdings plc - SPADR	1,941	151,980
		7,998,514
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. - SPADR	86,333	4,874,361

Italy — 0.6%
Banca IFIS SpA	21,046	489,492
Banca Monte dei Paschi di Siena SpA (a)	207,207	370,218
Banca Popolare dell'Emilia Romagna SC	62,043	513,000
Banca Popolare di Milano Scarl	1,655,412	1,636,154
Banco Popolare SC (a)	117,080	1,731,888
Brembo SpA	2,944	114,135
Credito Valtellinese SC (a)	629,337	814,061
Davide Campari-Milano SpA	20,831	166,207
Eni SpA	184,410	2,901,571
ERG SpA	101,012	1,413,306
Exor SpA	132,089	5,771,256
Interpump Group SpA	7,350	98,151
Intesa Sanpaolo SpA	232,633	821,543
Luxottica Group SpA	51,355	3,569,901
Luxottica Group SpA - SPADR	4,764	330,050
Piaggio & C SpA	1,781,101	4,288,269
Saipem SpA (a)	58,494	469,689

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Tamburi Investment Partners SpA	136,642	$521,138
Telecom Italia SpA (a)	385,058	473,433
UniCredit SpA	238,567	1,486,815
Unione di Banche Italiane SCpA	73,867	524,105
		28,504,382
Japan — 8.8%
Alfresa Holdings Corp.	73,900	1,265,185
Asahi Diamond Industrial Co., Ltd.	1,772,500	16,093,172
Asatsu-DK, Inc.	345,100	7,776,812
Ashikaga Holdings Co., Ltd.	97,286	408,349
Astellas Pharma, Inc.	29,000	376,480
Azbil Corp.	705,500	17,842,689
Bank of Yokohama, Ltd. (The)	66,000	402,102
Bit-isle, Inc.	91,600	696,224
BML, Inc.	538,900	15,051,656
Bridgestone Corp.	22,538	783,556
Canon, Inc.	82,400	2,387,217
Chiba Bank, Ltd. (The)	70,000	498,205
Coca-Cola East Japan Co., Ltd.	32,920	532,961
Cosmos Pharmaceutical Corp.	4,990	589,084
CyberAgent, Inc.	6,307	247,073
Dai-ichi Life Insurance Co., Ltd. (The)	133,400	2,133,376
Daibiru Corp.	288,600	2,251,512
Daiichikosho Co., Ltd.	692,300	24,590,439
Dainippon Sumitomo Pharma Co., Ltd.	63,100	631,871
Daiwa Securities Group, Inc.	124,662	807,912
Dentsu, Inc.	11,700	599,817
Duskin Co., Ltd.	386,100	7,019,546
East Japan Railway Co.	21,400	1,810,956
Fuji Media Holdings, Inc.	44,100	515,344
FUJIFILM Holdings Corp.	77,000	2,889,102
Fujitsu, Ltd.	244,000	1,064,059
Hakuhodo DY Holdings, Inc.	1,334,000	12,721,174
Hitachi, Ltd.	366,525	1,852,456
Hogy Medical Co., Ltd.	420,100	19,252,589
Honda Motor Co., Ltd.	174,800	5,212,308
Hoshizaki Electric Co., Ltd.	308,200	21,617,727
Hulic Reit, Inc. - REIT	1,470	1,941,763
Isetan Mitsukoshi Holdings, Ltd.	48,600	732,792
Japan Airlines Co., Ltd.	57,822	2,041,253
Japan Digital Laboratory Co., Ltd.	79,800	1,102,157
Japan Display, Inc. (a)	37,842	109,098
Japan Steel Works, Ltd. (The)	2,013,000	6,398,826
Japan Tobacco, Inc.	36,259	1,127,939
JFE Holdings, Inc.	72,900	958,579
kabu.com Securities Co., Ltd.	33,600	109,463
Kamigumi Co., Ltd.	103,000	845,416
Kao Corp.	30,700	1,394,802
Kinden Corp.	8,000	101,733
Kirin Holdings Co., Ltd.	121,100	1,595,184
Kurita Water Industries, Ltd.	902,500	19,194,650
LIXIL Group Corp.	43,081	876,185

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Makita Corp.	25,000	$1,333,503
Marui Group Co., Ltd.	77,700	939,900
Meiko Network Japan Co., Ltd.	34,700	380,651
Miraca Holdings, Inc.	326,900	13,904,030
Mitsubishi Corp.	191,900	3,155,092
Mitsubishi Estate Co., Ltd.	97,344	1,995,100
Mitsubishi Heavy Industries, Ltd.	187,000	838,046
Mitsubishi Logistics Corp.	42,000	486,326
Mitsubishi UFJ Financial Group, Inc.	169,000	1,021,412
Mitsui & Co., Ltd.	481,400	5,421,435
Mizuho Financial Group, Inc.	917,700	1,723,769
MS&AD Insurance Group Holdings	84,472	2,272,104
Nakanishi, Inc.	395,500	14,697,937
Namco Bandai Holdings, Inc.	1,091,300	25,417,415
Nintendo Co., Ltd.	6,100	1,030,545
Nippon Building Fund, Inc.	1,700	8,246,779
Nippon Meat Packers, Inc.	25,000	511,660
Nippon Suisan Kaisha, Ltd.	84,000	251,233
Nippon Telegraph & Telephone Corp.	88,600	3,111,607
NKSJ Holdings, Inc.	25,400	740,606
Nomura Holdings, Inc.	83,700	485,646
NTT Data Corp.	40,100	2,024,778
NTT Urban Development Corp.	21,900	202,173
Obayashi Corp.	203,000	1,734,350
Onward Holdings Co., Ltd.	59,000	350,293
Organo Corp.	538,000	1,969,446
Otsuka Holdings Co., Ltd.	23,500	755,302
Rakuten, Inc.	35,851	459,781
Resona Holdings, Inc.	325,500	1,663,051
Rinnai Corp.	56,600	4,326,783
Sanrio Co., Ltd.	229,500	6,279,995
Sanshin Electronics Co., Ltd.	93,500	957,449
Secom Co., Ltd.	315,200	18,993,895
Sega Sammy Holdings, Inc.	13,300	130,227
Sekisui House, Ltd.	19,500	306,385
Seven & I Holdings Co., Ltd.	51,800	2,373,351
Seven Bank, Ltd.	1,919,800	8,350,281
Shimizu Corp.	59,000	507,854
Shiseido Co., Ltd.	27,400	600,517
SK Kaken Co., Ltd.	64,000	6,261,257
SoftBank Group Corp.	49,200	2,263,712
Square Enix Holdings Co., Ltd.	51,643	1,284,116
Sumitomo Chemical Co., Ltd.	409,000	2,077,510
Sumitomo Electric Industries, Ltd.	53,800	691,199
Sumitomo Forestry Co., Ltd.	26,500	297,941
Sumitomo Mitsui Financial Group, Inc.	63,900	2,432,513
Sumitomo Mitsui Trust Holdings, Inc.	239,747	884,313
Takeda Pharmaceutical Co., Ltd.	76,600	3,376,300
Toei Co., Ltd.	1,370,000	10,763,837
Tohoku Electric Power Co., Inc.	75,000	1,021,073
TOKAI Corp. - Gifu	252,500	6,975,969
Tokyo Electron, Ltd.	12,400	586,102
Toyo Seikan Kaisha Group Holdings, Ltd.	64,500	1,025,077

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Toyo Suisan Kaisha, Ltd.	21,000	$797,322
Toyo Tire & Rubber Co., Ltd.	15,701	341,022
Toyota Industries Corp.	21,874	1,042,641
Toyota Motor Corp.	76,567	4,503,238
TV Asahi Holdings Corp.	643,800	9,865,328
Wacoal Holdings Corp.	1,136,000	13,619,218
West Japan Railway Co.	39,900	2,497,847
Yahoo Japan Corp.	5,031,400	19,209,663
Yamada Denki Co., Ltd.	84,500	341,223
Yamato Holdings Co., Ltd.	51,300	983,649
ZOJIRUSHI Corp.	371,000	5,371,862
		446,915,432
Lebanon — 0.0%
Solidere - GDR	43,856	438,559

Luxembourg — 0.1%
ArcelorMittal SA - EN Amsterdam Shares	44,944	234,833
Kernel Holding SA	86,308	1,023,707
MHP SA - GDR	408,978	3,680,802
Millicom International Cellular SA	20,549	1,285,534
O'Key Group SA - GDR (b)	417,023	667,237
		6,892,113
Malaysia — 0.2%
AirAsia Berhad	3,691,035	1,078,598
AMMB Holdings Berhad	1,319,500	1,372,003
Berjaya Sports Toto Berhad	191,700	134,398
Genting Berhad	2,237,400	3,705,124
Genting Malaysia Berhad	1,378,195	1,302,688
Heveaboard Berhad	538,100	146,497
Hong Leong Financial Group Berhad	63,236	201,656
OSK Holdings Berhad	531,550	208,289
Padini Holdings Berhad	151,700	46,602
Pharmaniaga Berhad	64,700	95,672
Protasco Berhad	186,400	70,901
SKP Resources Berhad	284,000	84,636
Teo Seng Capital Berhad (a)	135,000	46,790
Top Glove Corp. Berhad	704,900	1,296,849
		9,790,703
Mexico — 0.3%
Alsea SAB de CV	38,000	112,146
America Movil SAB de CV, Series L - ADR	147,914	2,447,977
Cemex SAB de CV - SPADR (a)	306,299	2,141,030
Consorcio ARA SAB de CV, Series C (a)	2,239,985	805,631
Fibra Uno Administracion SA de CV - REIT	993,800	2,052,278
Grupo Aeroportuario del Centro Norte Sab de CV - ADR (a)	17,021	675,053
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,969	170,988
Grupo Carso SAB de CV, Series A	162,274	729,541
Grupo Comercial Chedraui SA de CV	567,001	1,479,142

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Grupo Financiero Santander Mexico SAB de CV - ADR	163,200	$1,197,888
Grupo Herdez SAB de CV, Series C	87,328	231,171
Industrias Bachoco SAB de CV - ADR	1,724	105,336
Megacable Holdings SAB de CV (UNIT)	74,678	271,679
Prologis Property Mexico SA de CV - REIT(a)	232,100	356,836
		12,776,696
Netherlands — 0.7%
Akzo Nobel NV	18,708	1,216,219
ASML Holding NV	2,903	254,514
Astarta Holding NV (a)	107,819	779,510
Boskalis Westminster NV - CVA	27,065	1,184,812
Delta Lloyd NV	8,368	70,425
HAL Trust	3,539	622,122
Heineken Holding NV	3,271	233,236
Heineken NV	21,294	1,723,509
Koninklijke (Royal) KPN NV	541,182	2,028,543
Koninklijke (Royal) Philips Electronics NV	550,066	12,970,421
Koninklijke Ahold NV	266,675	5,204,804
OCI NV (a)	88,551	2,271,393
Randstad Holding NV	3,545	211,536
Royal Dutch Shell plc, Class A - BATS Europe Shares	586	13,819
Royal Dutch Shell plc, Class A - Quote MTF Shares	31,883	757,085
Royal Dutch Shell plc, Class B	49,495	1,174,004
Yandex NV (a)	425,520	4,565,830
		35,281,782
New Zealand — 0.0%
Spark New Zealand, Ltd.	78,308	149,262

Norway — 0.0%
DNB ASA	29,575	385,421
Schibsted ASA, Class A	12,212	414,818
Schibsted ASA, Class B (a)	12,212	386,495
StatoilHydro ASA	35,544	518,478
		1,705,212
Panama — 0.0%
Copa Holdings SA	4,702	197,155

Peru — 0.0%
Cia de Minas Buenaventura SA - ADR	130,788	779,497

Philippines (The) — 0.2%
ABS-CBN Holdings Corp. - PDR	2,395,840	3,133,455
Ayala Corp.	124,006	2,039,921
Cosco Capital, Inc.	355,900	51,648
DMCI Holdings, Inc.	1,430,984	393,023
Energy Development Corp.	16,609,100	1,963,101
Jollibee Foods Corp.	121,127	500,144

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Lopez Holdings Corp.	12,355,467	$1,549,224
Philippine Long Distance Telephone Co. - SPADR	29,300	1,352,488
SM Investments Corp.	36,125	689,395
		11,672,399
Poland — 0.0%
Bank Pekao SA	10,616	431,678
Cyfrowy Polsat SA (a)	32,502	199,970
		631,648
Russia — 0.8%
Acron JSC (a) (d)	4,451	207,994
CTC Media, Inc.	11,849	20,736
Etalon Group, Ltd. - GDR	761,837	1,253,222
Federal Grid Co. Unified Energy System PJSC (a) (d)	4,843,007,830	4,368,393
Gazprom PAO - SPADR	1,867,562	7,582,302
Global Ports Investments plc - GDR (b)	403,439	1,678,306
Globaltrans Investment plc - SPGDR (a)	72,288	290,598
Highland Gold Mining, Ltd.	643,313	506,398
LSR Group PJSC - GDR	16,313	29,631
Lukoil PJSC - SPADR - LSE Shares	82,867	2,820,231
Magnitogorsk Iron and steel Work OJSC (a) (d)	1,145,500	355,334
MD Medical Group Investments plc - GDR	6,137	29,868
MMC Norilsk Nickel PJSC - ADR	5,327	76,550
Mobile Telesystems PJSC (a) (d)	351,970	1,148,879
Moscow Exchange MICEX-RTS PJSC (d)	1,285,242	1,575,025
NOVATEK OAO - GDR	1,361	126,235
Protek OJSC (a) (b) (d)	1,354,589	1,015,946
Rushydro PJSC - ADR (a)	6,731,024	6,342,718
Sberbank of Russia - SPADR - LSE Shares	552,767	2,719,614
Sberbank of Russia - SPADR - OTC Shares	1,624,395	8,038,262
Sistema JSFC - SPGDR - LSE Shares	22,381	154,364
		40,340,606
Singapore — 0.3%
China Xlx Fertiliser, Ltd. (a)	178,000	64,916
China Yuchai International, Ltd.	8,620	106,629
DBS Group Holdings, Ltd.	5,882	67,202
Golden Agri-Resources, Ltd.	16,263,800	3,779,961
Great Eastern Holdings, Ltd.	69,410	1,039,679
GuocoLeisure, Ltd.	112,200	62,907
Haw Par Corp, Ltd.	5,900	33,716
SembCorp Industries, Ltd.	920,900	2,241,346
Singapore Technologies Engineering Ltd.	1,411,600	2,963,034
Singapore Telecommunications, Ltd.	948,400	2,405,808
United Overseas Bank, Ltd.	173,814	2,267,626
		15,032,824
South Africa — 0.3%
African Bank Investments, Ltd. (a) (b) (d)	3,640,881	—

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Anglo American Platinum, Ltd. (a)	23,910	$395,602
Astral Foods, Ltd.	40,853	514,703
DataTec, Ltd.	89,206	399,663
Gold Fields, Ltd.	12,412	32,680
Grindrod, Ltd.	700,790	747,051
Hosken Consolidated Investments, Ltd.	153,325	1,527,066
Impala Platinum Holdings, Ltd. (a)	811,369	2,250,607
Imperial Holdings, Ltd.	15,925	195,104
Lewis Group, Ltd.	188,159	843,024
Liberty Holdings, Ltd.	116,221	1,060,255
Montauk Holdings, Ltd. (a)	184,042	140,072
MTN Group, Ltd.	123,033	1,583,948
Naspers, Ltd.	2,175	272,904
Niveus Investments, Ltd.	112,923	195,559
Raubex Group, Ltd.	75,294	95,073
Remgro, Ltd.	44,983	820,073
Reunert, Ltd.	122,972	541,965
Santam, Ltd.	11,035	180,280
Shoprite Holdings, Ltd.	16,210	184,112
Sibanye Gold, Ltd.	919,940	1,053,739
Standard Bank Group, Ltd.	191,388	1,868,936
Telkom SA SOC, Ltd.	114,543	550,580
Truworths International, Ltd.	136,087	836,669
Tsogo Sun Holdings, Ltd.	150,412	263,337
		16,553,002
South Korea — 1.6%
ASIA Holdings Co., Ltd.	805	83,525
Avatec Co., Ltd.	15,127	111,691
Bluecom Co., Ltd.	83,646	978,041
CJ O Shopping Co., Ltd.	2,936	456,896
Daewon Pharmaceutical Co., Ltd.	18,103	327,705
Daewoong Pharmaceutical Co., Ltd.	11,422	786,171
Daou Data Corp.	101,070	1,860,765
Daou Technology, Inc.	88,318	2,191,478
DK UIL Co., Ltd.	9,213	85,608
DY Corp.	56,546	279,648
e-LITECOM Co., Ltd.	26,848	466,531
Easy Bio, Inc.	74,767	390,465
Global & Yuasa Battery Co., Ltd.	12,654	435,846
GS Holdings Corp.	19,118	738,486
GS Home Shopping, Inc.	3,125	502,302
GS Retail Co., Ltd.	33,184	1,716,282
Hana Financial Group, Inc.	138,442	3,092,988
Hanwha Chemical Corp.	51,400	943,347
Hite Jinro Co., Ltd.	49,090	949,401
HS R&A Co., Ltd.	9,536	368,050
HwaSung Industrial Co., Ltd.	21,273	336,048
Hyosung Corp.	20,708	1,980,073
Hyundai Development Co-Engineering & Construction	35,120	1,625,726
Hyundai Home Shopping Network Corp.	2,140	235,513
Hyundai Marine & Fire Insurance Co., Ltd.	6,429	164,074
Hyundai Mobis Co., Ltd.	11,338	2,202,644

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Hyundai Motor Co.	53,227	$7,403,185
Il Dong Pharmaceutical Co., Ltd.	67,898	1,521,449
Interpark Holdings Corp.	105,675	1,141,144
IsuPetasys Co., Ltd.	155,673	729,838
KB Financial Group, Inc.	79,044	2,346,379
KC Tech Co., Ltd.	39,677	362,522
Kia Motors Corp.	7,083	321,285
Komelon Corp. (a)	45,093	422,527
Korea United Pharm, Inc.	7,190	129,907
KT Corp. (a)	218,906	5,678,288
KT Corp. - SPADR (a)	220,588	2,883,085
KT Skylife Co., Ltd.	19,763	340,233
LG Corp.	14,809	758,214
LG Uplus Corp.	250,420	2,562,826
Lotte Shopping Co., Ltd.	19,045	4,616,892
Moorim Paper Co., Ltd. (a)	53,149	154,585
Nice Total Cash Management Co., Ltd., Class C (a)	15,927	140,210
OCI Materials Co., Ltd.	18,737	1,447,726
Pulmuone Co., Ltd.	4,252	766,952
S-1 Corp.	22,732	1,783,313
Samjin Pharmaceutical Co., Ltd.	22,938	512,105
Samsung Electronics Co., Ltd.	7,391	7,107,900
Samsung SDI Co., Ltd.	693	63,755
Sebang Co., Ltd.	12,088	186,661
Seohan Co., Ltd.	407,779	816,237
SEOWONINTECH Co., Ltd.	36,367	401,471
Shinhan Financial Group Co., Ltd.	175,100	6,116,316
Shinsegae Engineering & Construction Co., Ltd. (a)	8,695	421,750
SIMMTECH HOLDINGS Co., Ltd. (a)	71,994	205,011
SK Hynix, Inc.	68,727	1,964,037
Tongyang Life Insurance Co., Ltd.	44,623	531,752
Wooree Lighting Co., Ltd. (a)	79,146	291,034
Woory Industrial Holdings Co., Ltd. (a)	57,036	447,403
YeaRimDang Publishing Co., Ltd.	52,994	242,362
		78,127,658
Spain — 0.3%
Abengoa SA	42,731	62,392
Acerinox SA	50,344	449,818
Banco Bilbao Vizcaya Argentaria SA	21,914	185,868
Banco Santander SA	193,138	1,028,399
Fomento de Construcciones y Contratas SA (a)	70,394	520,766
Grifols SA	10,182	421,167
Iberdrola SA	415,290	2,763,066
Inditex SA	40,686	1,362,966
Inmobiliaria Colonial SA (a)	83,928	58,403
Inmobiliaria del Sur SA	9,609	103,874
Mediaset Espana Comunicacion SA	41,620	454,584
NH Hoteles SA (a)	625,900	3,348,187
Realia Business SA (a)	1,137,678	839,793
Telefonica SA	241,068	2,921,826

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Viscofan SA	15,189	$915,454
		15,436,563
Sweden — 0.3%
Assa Abloy AB	175,857	3,158,705
Investment Kinnevik AB	5,024	143,836
Investor AB, Class B	15,073	518,779
Modern Times Group AB, Class B	14,192	365,197
Nordea Bank AB	44,281	494,540
Svenska Handelsbanken AB	151,779	2,180,476
Swedish Match AB	10,817	327,468
Telefonaktiebolaget LM Ericsson, Class B	509,545	5,019,286
TeliaSonera AB	797,920	4,303,384
		16,511,671
Switzerland — 0.7%
ABB, Ltd. - SIX Swiss Exchange (a)	229,364	4,061,937
Adecco SA (a)	16,573	1,215,213
Cie Financiere Richemont SA	20,126	1,567,970
Garmin, Ltd.	11,742	421,303
Geberit AG	5,833	1,785,878
Glencore Xstrata plc (a)	171,309	238,719
Helvetia Holding AG	325	159,715
LafargeHolcim, Ltd. (a)	103,517	5,408,221
Logitech International SA	40,899	533,942
Luxoft Holding, Inc. (a)	2,175	137,656
Nestle SA	40,212	3,028,225
Novartis AG	49,783	4,585,748
Oriflame Holding AG (a)	2,064	25,643
Pargesa Holding SA	6,868	403,519
Roche Holding AG	11,726	3,099,815
Sonova Holding AG	3,870	499,060
Syngenta AG	9,399	3,018,803
Transocean, Ltd.	11,546	149,174
UBS Group AG	48,984	907,728
Zurich Insurance Group AG (a)	6,600	1,623,734
		32,872,003
Taiwan — 0.9%
Advanced Wireless Semiconductor Co.	793,000	2,125,433
Apex Biotechnology Corp.	40,000	49,536
Ardentec Corp.	903,000	588,584
Charoen Pokphand Enterprise	234,000	152,432
Cheng Loong Corp.	77,000	26,467
Chimei Materials Technology Corp.	309,000	189,608
China Man-Made Fiber Corp. (a)	398,000	110,453
ChipMOS TECHNOLOGIES Bermuda, Ltd.	56,135	921,737
Chlitina Holdings, Ltd.	197,000	1,447,792
Chroma ATE, Inc.	411,000	703,005
Compeq Manufacturing Co., Ltd.	2,666,000	1,921,037
Coretronic Corp.	208,000	188,474

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Delta Electronics, Inc.	515,000	$2,427,704
Depo Auto Parts Ind Co., Ltd.	27,000	80,868
Dynapack International Technology Corp.	99,000	150,976
Elite Advanced Laser Corp.	278,000	1,119,672
Farglory Land Development Co., Ltd.	560,000	591,201
FLEXium Interconnect, Inc.	247,000	678,825
Getac Technology Corp.	936,000	594,361
Grand Ocean Retail Group, Ltd.	206,000	217,357
Grape King Bio, Ltd.	28,000	140,169
Great Wall Enterprise Co., Ltd.	193,000	106,331
Greatek Electronics, Inc.	282,000	241,248
Holiday Entertainment Co., Ltd.	173,000	301,439
Hon Hai Precision Industry Co., Ltd. - GDR	64,755	356,313
Hong YI Fiber Industry Co.	1,602,000	1,436,494
Huang Hsiang Construction Corp.	13,000	10,581
Hung Poo Real Estate Development Corp.	85,000	55,519
ITEQ Corp.	138,000	89,438
KEE TAI Properties Co., Ltd.	484,000	241,395
Kindom Construction Corp.	745,000	387,236
King Yuan Electronics Co., Ltd.	1,440,000	916,865
Kung Long Batteries Industrial Co., Ltd.	90,000	342,574
Lemtech Holdings Co., Ltd. (a)	67,000	173,299
Longwell Co.	187,000	139,261
MediaTek, Inc.	204,000	1,522,373
Mega Financial Holding Co., Ltd.	1,656,000	1,149,237
Mirle Automation Corp.	202,000	157,937
Primax Electronics, Ltd.	282,000	365,694
SCI Pharmtech, Inc.	259,000	581,279
Shin Zu Shing Co., Ltd.	517,000	1,559,271
Sunrex Technology Corp.	611,000	246,635
TaiDoc Technology Corp.	170,000	472,103
Taiwan PCB Techvest Co., Ltd.	360,000	374,011
Taiwan Semiconductor Co., Ltd.	433,000	295,576
Taiwan Semiconductor Manufacturing Co., Ltd.	1,829,229	7,299,548
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	77,782	1,613,976
Teco Electric and Machinery Co., Ltd.	2,628,732	2,077,579
Test Rite International Co., Ltd.	244,000	148,707
United Integrated Services Co., Ltd.	353,000	380,840
United Orthopedic Corp.	86,000	173,370
Wan Hai Lines, Ltd.	1,076,000	678,101
Wisdom Marine Lines Co., Ltd. (a)	263,000	296,669
Yulon Nissan Motor Co., Ltd.	40,000	303,286
Yungshin Construction & Development Co., Ltd.	196,000	186,705
YungShin Global Holding Corp.	183,000	253,243
Yungtay Engineering Co., Ltd.	2,109,000	3,348,968
		42,708,792
Thailand — 0.3%
Advanced Info Service PCL	177,287	1,103,922
Advanced Information Technology PCL	209,200	138,910
Asia Plus Group Holdings PCL	1,709,100	173,288
Bangkok Bank PCL	166,958	731,404
Bangkok Bank PCL - Foreign Reg	735,600	3,222,494

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Bangkok Expressway PCL	329,053	$328,645
Kasikornbank PCL	149,300	701,878
KGI Securities Thailand PCL	1,255,700	80,265
Krung Thai Bank PCL	1,048,500	493,990
Land & Houses PCL	1,076,867	238,842
MBK PCL, Class F	7,226,490	2,847,191
Quality Houses PCL, Class F	11,108,700	740,682
Sansiri PCL	13,366,300	626,056
Seafco PCL Foreign Reg (a)	1,290,300	359,059
Syntec Construction PCL, Class F	948,700	74,234
Thai Vegetable Oil PCL, Class F	485,900	381,544
Thanachart Capital PCL	1,316,000	1,151,205
Vanachai Group PCL	973,200	367,347
		13,760,956
Turkey — 0.1%
KOC Holding AS	243,473	950,450
Tupras Turkiye Petrol Rafinerileri AS (a)	30,343	743,240
Turkiye Garanti Bankasi AS	1,325,311	3,081,153
		4,774,843
United Arab Emirates — 0.1%
Emaar Malls Group PJSC (a)	2,667,541	2,246,357

United Kingdom — 5.0%
3i Group plc	239,493	1,693,982
Admiral Group plc	39,138	891,039
AMEC Foster Wheeler plc	335,875	3,649,665
Anglo American plc - JSE Shares	134,711	1,128,082
Anglo American plc - LSE Shares	108,023	903,686
Aon plc	62,160	5,507,998
Associated British Foods plc	14,984	759,406
AstraZeneca plc	5,776	366,564
Atrium European Real Estate, Ltd. (a)	2,232,495	9,766,216
Aviva plc	50,143	343,733
BAE Systems plc	177,095	1,202,338
Barclays plc	901,529	3,333,000
Barratt Developments plc	33,077	323,567
Belmond, Ltd. (a)	172,814	1,747,150
Berendsen plc	27,623	420,013
Betfair Group plc	25,493	1,283,302
BG Group plc	264,674	3,816,526
BHP Billiton plc	40,119	612,462
BP plc	1,106,396	5,607,961
British American Tobacco plc	2,210	122,139
British Land Co. plc - REIT	343,438	4,366,574
BT Group plc	4,894,094	31,142,627
Bunzl plc	74,464	1,998,756
Cable & Wireless Communications plc	3,411,200	2,866,144
Capita plc	124,114	2,254,187
Carnival plc	22,476	1,160,138

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Centrica plc	26,344	$91,545
Close Brothers Group plc	7,647	173,040
CNH Industrial NV - ISE Shares	119,108	777,506
Colt Group SA (a) (b)	157,054	451,408
Compass Group plc	140,829	2,248,348
Daily Mail & General Trust plc, Class A	79,711	910,454
Delphi Automotive plc	38,575	2,933,243
Devro plc	92,119	411,229
Diageo plc	236,566	6,366,104
Dixons Carphone plc	77,250	497,132
Enterprise Inns plc (a)	193,122	316,670
Fiat Chrysler Automobiles NV (a)	50,965	664,293
G4S plc	307,290	1,074,677
Gem Diamonds, Ltd.	147,551	260,816
GlaxoSmithKline plc	288,829	5,536,770
GVC Holdings plc	19,392	119,644
Hansteen Holdings plc - REIT	106,505	194,774
Hays plc	335,637	780,275
HomeServe plc	138,345	850,532
Howden Joinery Group plc	168,518	1,243,284
HSBC Holdings plc - LSE Shares	417,313	3,156,885
HSBC Holdings plc - SEHK Shares	62,065	464,091
ICAP plc	204,556	1,418,101
IG Group Holdings plc	67,316	785,267
IMI plc	7,415	106,615
Inchcape plc	44,554	485,855
Informa plc	62,653	533,353
International Consolidated Airlines Group SA (a)	2,580,106	23,025,504
International Personal Finance plc	130,357	765,731
Intertek Group plc	53,303	1,964,852
ITV plc	540,533	2,016,820
John Wood Group plc	18,421	171,731
Jupiter Fund Management plc	68,795	452,354
Just Eat plc (a)	69,276	430,916
Liberty Global plc, Class A (a)	99,416	4,268,923
Liberty Global plc, Class C (a)	93,191	3,822,695
Liberty Global plc LiLAC, Class A (a)	10,490	353,408
Liberty Global plc LiLAC, Class C (a)	4,054	138,809
Lloyds Banking Group plc	39,574,952	45,114,384
Merlin Entertainments plc (e)	233,683	1,316,444
Michael Kors Holdings, Ltd. (a)	46,675	1,971,552
Michael Page International plc	118,920	854,720
Michelmersh Brick Holdings plc	1,500,781	2,293,663
Millennium & Copthorne Hotels plc	25,480	186,300
Moneysupermarket.com Group plc	123,996	635,320
National Express Group plc	32,345	139,558
Next plc	8,956	1,033,646
Noble Corp. plc	76,470	834,288
Non-Standard Finance plc (a) (e)	51,933	79,155
Northgate plc	19,952	137,220
Old Mutual plc - JSE Shares	619,342	1,774,031
Old Mutual plc - LSE Shares	197,374	566,350
Paragon Group of Co. plc	135,340	810,200

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of Shares	Value

Petrofac, Ltd.	6,701	$78,107
Pets at Home Group plc	123,747	516,501
Provident Financial plc	39,250	1,868,445
Punch Taverns plc (a)	267,704	481,689
Reckitt Benckiser Group plc	29,312	2,660,682
RELX plc	340,907	5,850,178
Rexam plc	96,665	766,284
Rightmove plc	54,276	3,002,439
Rio Tinto plc	19,666	659,770
Rolls Royce Holdings plc - LSE Shares (a)	154,942	1,591,007
Royal Bank of Scotland Group plc (a)	129,848	620,485
Serco Group plc (a)	322,778	498,550
Sky plc	28,847	456,478
Smith & Nephew plc	35,175	615,124
Spectris plc	22,556	578,454
SSP Group plc	201,380	930,981
Stagecoach Group plc	148,085	756,909
Standard Chartered plc	138,937	1,350,731
TalkTalk Telecom Group plc	60,251	287,078
Telit Communications plc (a)	87,335	447,212
Tesco plc	562,439	1,562,859
Thomas Cook Group plc (a)	421,406	739,529
Tungsten Corp. plc (a)	72,257	65,045
Unilever plc	129,309	5,267,471
Vodafone Group plc	402,392	1,272,379
Weir Group plc (The)	96,307	1,708,190
WH Smith plc	33,492	793,579
WPP plc	49,536	1,031,578
		251,735,474
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	524,730
Total Foreign Common Stocks (Cost $1,592,209,811)		1,502,729,480
Total Common Stocks (Cost $2,805,431,673)		2,693,931,501

Participation Notes — 0.1%
HSBC Bank, plc, Axis Bank, Ltd. Equity Linked Notes, Expiring 07/21/17 (India) (a) (d)	151,844	1,155,684
HSBC Bank, plc, Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a) (d)	519,407	1,459,460
HSBC Bank, plc, Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a) (d)	377,396	1,947,043
HSBC Bank, plc, CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a) (d)	305,415	2,408,336
Total Participation Notes (Cost $6,848,761)		6,970,523

	Principal
	Amount	Value
Asset-Backed Securities — 0.7%
American Homes 4 Rent
Ser. 2014-SFR2, Class E (e) 6.231%, 10/17/36	$910,000	947,214

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal Amount	Value
Ser. 2014-SFR3, Class E (e) 6.418%, 12/17/36	$1,730,000	$1,820,607
Ser. 2015-SFR1, Class E (e) 5.639%, 04/17/52	1,400,000	1,396,742
Ser. 2015-SFR1, Class XS (IO)(VRN) (b) (d) (e) 0.000%, 04/17/52	4,295,029	—
Ser. 2015-SFR2, Class E (b) 0.000%, 10/17/45	11,205,000	11
Ser. 2015-SFR2, Class XS 6.070%, 10/17/45	715,000	722,784
American Residential Properties Trust
Ser. 2014-SFR1, Class E (FRN) (e) 4.127%, 09/17/31	1,509,000	1,480,068
Ser. 2014-SFR1, Class F (FRN) (e) 4.627%, 09/17/31	3,859,000	3,792,714
Colony American Homes
Ser. 2014-2A, Class E (FRN) (e) 3.407%, 07/17/31	1,615,000	1,568,543
Ser. 2014-2A, Class F (FRN) (e) 3.545%, 07/17/31	3,910,000	3,740,087
GSAA Home Equity Trust
Ser. 2006-5, Class 2A2 (FRN) 0.374%, 03/25/36	1,128,120	682,445
Ser. 2006-5, Class 2A3 (FRN) 0.464%, 03/25/36	2,865,750	1,945,584
Ser. 2006-9, Class A4A (FRN) (STEP) 0.434%, 06/25/36	6,800,951	3,858,322
Ser. 2006-20, Class 2A1A (FRN) (STEP) 0.244%, 12/25/46	1,705,198	1,175,026
Invitation Homes Trust
Ser. 2013-SFR1, Class E (FRN) (e) 2.900%, 12/17/30	895,000	862,514
Ser. 2014-SFR1, Class F (FRN) (e) 3.957%, 06/17/31	2,662,000	2,582,289
Ser. 2014-SFR3, Class F (FRN) (e) 5.213%, 12/17/31	900,000	898,774
Ser. 2015-SFR3, Class F (FRN) (e) 4.957%, 08/17/32	2,600,000	2,600,918
Progress Residential Trust Program
Ser. 2014-SFR1, Class F (FRN) (e) 4.907%, 10/17/31	1,290,000	1,284,350
Ser. 2015-SFR1, Class F (FRN) (e) 4.557%, 02/17/32	1,180,000	1,152,923
Starwood Waypoint Residential Trust, Ser. 2014, Class E (FRN) (e) 4.507%, 01/17/32	4,570,000	4,569,986

Total Asset-Backed Securities (Cost $37,215,206)		37,081,901

Mortgage-Backed Securities - Private Issuers — 1.5%
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP) 0.694%, 01/25/36	2,443,813	2,036,087
Ser. 2006-1, Class 21A2 (FRN) 2.703%, 02/25/36	1,209,284	935,262

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal Amount	Value
Ser. 2006-2, Class 11A1 (FRN) (STEP) 0.634%, 04/25/36	$0	$—
Ser. 2006-6, Class 31A1 (FRN) 2.784%, 11/25/36	375,493	285,907
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN) 2.564%, 02/20/36	1,945,275	1,663,221
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class D (e) 3.548%, 10/10/47	1,295,000	1,024,275
COMM Mortgage Trust
Ser. 2014-CR17, Class D (VRN) (e) 4.959%, 05/10/47	427,000	393,889
Ser. 2014-UBS5, Class D (e) 3.495%, 09/10/47	1,215,000	933,595
Ser. 2014-UBS6, Class D (VRN) (e) 4.115%, 12/10/47	638,000	523,126
Ser. 2015-CR25, Class D (VRN) 3.949%, 08/10/48	1,415,000	1,111,287
Ser. 2015-PC1, Class D (VRN) 4.591%, 07/10/50	2,110,000	1,739,089
Connecticut Avenue Securities
Ser. 2013-C01, Class M2 (FRN) 5.444%, 10/25/23	4,492,238	4,741,593
Ser. 2014-C02, Class 1M2 (FRN) 2.794%, 05/25/24	2,400,000	2,116,097
Ser. 2014-C02, Class 2M2 (FRN) 2.794%, 05/25/24	845,000	759,048
Ser. 2015-C02, Class 1M2 (FRN) 4.194%, 05/25/25	2,855,000	2,718,925
Ser. 2015-C02, Class 2M2 (FRN) 4.194%, 05/25/25	2,400,000	2,300,328
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP) 0.924%, 11/25/35	4,647,177	3,932,878
Ser. 2005-59, Class 1A1 (FRN) (STEP) 0.526%, 11/20/35	3,899,024	3,142,450
Ser. 2006-24, Class A22 6.000%, 06/25/36	1,857,304	1,697,619
Ser. 2006-HY11, Class A1 (FRN) (STEP) 0.314%, 06/25/36	2,590,159	2,245,857
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP) 0.444%, 02/25/36	2,740,898	2,312,750
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3 6.000%, 06/25/37	964,726	876,931
Fannie Mae Connecticut Avenue Securities
Ser. 2014-C03, Class 1M2 (FRN) 3.194%, 07/25/24	1,745,000	1,578,426
Ser. 2014-C04, Class 1M2 (FRN) 5.094%, 11/25/24	2,815,000	2,823,800
Ser. 2015-C01, Class 1M2 (FRN) 4.494%, 02/25/25	980,000	955,562
Ser. 2015-C03, Class 1M2 (FRN) 5.194%, 07/25/25	5,047,000	5,031,814
First Horizon Alternative Mortgage Securities Trust

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal Amount	Value
Ser. 2006-AA2, Class 2A1 (FRN) 2.219%, 05/25/36	$705,502	$566,944
Ser. 2006-AA5, Class A1 (FRN) 2.232%, 09/25/36	2,468,588	2,012,615
GS Mortgage Securities Trust, Ser. 2015-GC28, Class D (VRN) (e) 4.474%, 02/10/48	1,380,000	1,141,769
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-C20, Class D (VRN) (e) 4.725%, 07/15/47	660,000	572,820
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C31, Class D (VRN) 4.273%, 08/15/48	1,380,000	1,114,286
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP) 0.394%, 02/25/46	1,770,590	1,305,789
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN) 2.699%, 02/25/36	221,148	217,411
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C22, Class D (VRN) (e) 4.385%, 04/15/48	234,000	196,136
RALI Trust
Ser. 2006-QA4, Class A (FRN) 0.374%, 05/25/36	2,269,506	1,836,709
Ser. 2006-QA5, Class 1A1 (FRN) (STEP) 0.374%, 07/25/36	1,920,314	1,233,798
Ser. 2007-QO4, Class A1A (FRN) (STEP) 0.384%, 05/25/47	384,599	315,470
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN) 2.610%, 07/25/35	3,861,858	3,306,650
Structured Agency Credit Risk
Ser. 2013-DN1, Class M2 (FRN) 7.344%, 07/25/23	630,000	728,286
Ser. 2015-HQA1, Class M2 (FRN) 2.844%, 03/25/28	1,515,000	1,514,999
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN) 1.594%, 02/25/36	1,773,470	1,547,519
Ser. 2006-AR3, Class A2 (FRN) 2.724%, 02/25/36	2,420,250	1,734,334
Wells Fargo Commercial Mortgage
Ser. 2014-LC16, Class D (e) 3.938%, 08/15/50	1,350,000	1,124,023
Ser. 2015-C26, Class D (e) 3.586%, 02/15/48	1,050,000	829,170
Ser. 2015-C27, Class D (e) 3.768%, 02/15/48	966,000	771,675
Ser. 2015-C28, Class D (VRN) 4.276%, 05/15/48	2,020,000	1,629,166
Ser. 2015-C29, Class D (VRN) 4.365%, 06/15/48	710,000	587,856
Ser. 2015-LC22, Class D 4.538%, 09/15/58	1,680,000	1,442,435
Ser. 2015-NXS2, Class D (VRN) 4.394%, 07/15/58	1,955,000	1,619,500

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal
	Amount	Value
Ser. 2015-SG1, Class D (VRN) 4.620%, 12/15/47	$735,000	$618,746
WFRBS Commercial Mortgage, Ser. 2014-LC14, Class D (VRN) (e) 4.586%, 03/15/47	693,750	607,537

Total Mortgage-Backed Securities - Private Issuers (Cost $73,209,369)		76,455,459

Mortgage-Backed Securities - US Government Agency Obligations — 0.1%
FHLMC
Ser. 2004-2763, Class KS (FRN) (IO) (b) 6.444%, 10/15/18	16,693	97
Ser. 2005-2922, Class SE (FRN) (IO) 6.544%, 02/15/35	86,241	16,686
Ser. 2005-2965, Class SA (FRN) (IO) 5.844%, 05/15/32	189,552	30,325
Ser. 2005-2980, Class SL (FRN) (IO) 6.494%, 11/15/34	112,430	26,704
Ser. 2005-2981, Class SU (FRN) (IO) 7.594%, 05/15/30	159,295	34,593
Ser. 2005-3031, Class BI (FRN) (IO) 6.483%, 08/15/35	594,449	151,273
Ser. 2005-3065, Class DI (FRN) (IO) 6.414%, 04/15/35	516,931	119,811
Ser. 2006-3114, Class GI (FRN) (IO) 6.394%, 02/15/36	524,453	121,996
Ser. 2007-3308, Class S (FRN) (IO) 6.994%, 03/15/32	180,147	41,890
Ser. 2008-3424, Class XI (FRN) (IO) 6.364%, 05/15/36	156,343	30,727
Ser. 2008-3489, Class SD (FRN) (IO) 7.594%, 06/15/32	97,964	21,291
Ser. 2010-3685, Class EI (IO) 5.000%, 03/15/19	84,655	3,973
Ser. 2010-3731, Class IO (IO) 5.000%, 07/15/19	43,430	2,144
Ser. 2011-3882, Class AI (IO) 5.000%, 06/15/26	332,673	21,605
FHLMC Strip, Ser. 2004-227, Class IO (IO)
5.000%, 12/01/34	33,378	6,192
FNMA
Ser. 2004-31, Class SG (FRN) (IO) 6.906%, 08/25/33	51,092	4,406
Ser. 2004-49, Class SQ (FRN) (IO) 6.856%, 07/25/34	71,522	13,844
Ser. 2004-51, Class SX (FRN) (IO) 6.926%, 07/25/34	144,443	30,761
Ser. 2004-64, Class SW (FRN) (IO) 6.856%, 08/25/34	291,523	59,797
Ser. 2004-66, Class SE (FRN) (IO) 6.306%, 09/25/34	215,131	39,030
Ser. 2005-12, Class SC (FRN) (IO) 6.556%, 03/25/35	190,286	39,247
Ser. 2005-45, Class SR (FRN) (IO) 6.526%, 06/25/35	218,806	40,329

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal
	Amount	Value
Ser. 2005-65, Class KI (FRN) (IO) 6.806%, 08/25/35	$574,036	$110,307
Ser. 2005-89, Class S (FRN) (IO) 6.506%, 10/25/35	1,210,179	226,679
Ser. 2006-3, Class SA (FRN) (IO) 5.956%, 03/25/36	107,086	18,447
Ser. 2007-75, Class JI (FRN) (IO) 6.351%, 08/25/37	269,492	49,229
Ser. 2007-85, Class SI (FRN) (IO) 6.266%, 09/25/37	177,088	29,343
Ser. 2008-86, Class IO (IO) 4.500%, 03/25/23	76,274	3,764
Ser. 2008-87, Class AS (FRN) (IO) 7.456%, 07/25/33	435,206	99,018
Ser. 2010-37, Class GI (IO) 5.000%, 04/25/25	173,997	6,798
Ser. 2010-65, Class IO (IO) 5.000%, 09/25/20	128,269	9,130
Ser. 2010-68, Class SJ (FRN) (IO) 6.356%, 07/25/40	184,832	38,217
Ser. 2010-105, Class IO (IO) 5.000%, 08/25/20	129,090	9,186
Ser. 2010-121, Class IO (IO) 5.000%, 10/25/25	256,633	15,379
Ser. 2011-69, Class AI (IO) 5.000%, 05/25/18	611,205	27,073
Ser. 2011-88, Class WI (IO) 3.500%, 09/25/26	277,993	28,553
Ser. 2011-124, Class IC (IO) 3.500%, 09/25/21	609,331	35,706
Ser. 2012-126, Class SJ (FRN) (IO) 4.806%, 11/25/42	2,157,879	335,936
GNMA
Ser. 2003-11, Class S (FRN) (IO) 6.341%, 02/16/33	312,547	49,814
Ser. 2011-94, Class IS (FRN) (IO) 6.491%, 06/16/36	189,234	25,705
Ser. 2011-135, Class QI (IO) 4.500%, 06/16/41	269,218	43,300
Ser. 2011-157, Class SG (FRN) (IO) 6.384%, 12/20/41	2,228,286	515,416
Ser. 2011-167, Class IO (IO) 5.000%, 12/16/20	690,592	37,680
Ser. 2012-34, Class KS (FRN) (IO) 5.841%, 03/16/42	1,150,065	256,561
Ser. 2012-69, Class QI (IO) 4.000%, 03/16/41	883,947	120,808
Ser. 2012-101, Class AI (IO) 3.500%, 08/20/27	419,931	50,728
Ser. 2012-103, Class IB (IO) 3.500%, 04/20/40	631,204	82,199

Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $2,709,654)		3,081,697

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal
	Amount	Value

US Treasury Bonds/Notes — 12.5%
US Treasury Inflation Indexed Bond 2.000%, 01/15/26	$841,694	$944,276
US Treasury Inflation Indexed Bond 2.375%, 01/15/27	5,384,561	6,301,126
US Treasury Inflation Indexed Bond 1.750%, 01/15/28	2,904,909	3,210,947
US Treasury Inflation Indexed Bond 2.500%, 01/15/29	36,774,070	44,115,940
US Treasury Inflation Indexed Bond 3.875%, 04/15/29	1,161,376	1,601,126
US Treasury Inflation Indexed Bond 3.375%, 04/15/32	7,825,165	10,723,332
US Treasury Inflation Indexed Bond 2.125%, 02/15/40	13,327,211	15,710,143
US Treasury Inflation Indexed Bond 0.750%, 02/15/42	9,547,777	8,356,042
US Treasury Inflation Indexed Bond 1.375%, 02/15/44	16,131,072	16,366,941
US Treasury Inflation Indexed Bond 0.750%, 02/15/45	4,246,439	3,682,516
US Treasury Inflation Indexed Note 0.125%, 04/15/16	42,490,079	42,072,911
US Treasury Inflation Indexed Note 2.625%, 07/15/17	4,605,960	4,824,743
US Treasury Inflation Indexed Note 1.625%, 01/15/18	3,303,622	3,420,151
US Treasury Inflation Indexed Note 0.125%, 04/15/18	10,850,734	10,838,158
US Treasury Inflation Indexed Note 1.375%, 07/15/18	14,276,688	14,845,528
US Treasury Inflation Indexed Note (f) (g) 2.125%, 01/15/19	26,932,230	28,689,827
US Treasury Inflation Indexed Note 0.125%, 04/15/19	21,121,653	21,049,607
US Treasury Inflation Indexed Note 1.375%, 01/15/20	1,346,416	1,412,791
US Treasury Inflation Indexed Note 0.125%, 04/15/20	6,114,600	6,075,191
US Treasury Inflation Indexed Note 1.250%, 07/15/20	1,969,758	2,067,887
US Treasury Inflation Indexed Note 1.125%, 01/15/21	6,982,208	7,255,680
US Treasury Inflation Indexed Note 0.625%, 07/15/21	39,284,448	39,835,334
US Treasury Inflation Indexed Note 0.125%, 07/15/22	32,607,362	31,796,841
US Treasury Inflation Indexed Note 0.125%, 01/15/23	4,239,113	4,086,882
US Treasury Inflation Indexed Note 0.375%, 07/15/23	24,878,873	24,447,697
US Treasury Inflation Indexed Note 0.125%, 07/15/24	28,547,571	27,237,666

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal
	Amount	Value

US Treasury Inflation Indexed Note 0.250%, 01/15/25	$3,828,880	$3,669,894
US Treasury Inflation Indexed Note 2.375%, 01/15/25	14,028,277	16,143,475
US Treasury Note 0.625%, 07/15/16	33,100,000	33,178,447
US Treasury Note 0.500%, 03/31/17	33,300,000	33,294,372
US Treasury Note 0.625%, 04/30/18	33,580,000	33,407,735
US Treasury Note 1.625%, 04/30/19	32,850,000	33,448,823
US Treasury Note 1.375%, 05/31/20	33,380,000	33,439,984
US Treasury Note 2.250%, 03/31/21	32,390,000	33,627,395
US Treasury Note 1.750%, 04/30/22	33,750,000	33,813,281

Total US Treasury Bonds/Notes (Cost $646,720,120)		634,992,689

	Number of
	Shares	Value

Acquired Funds — 21.8%

Exchange-Traded Funds (ETFs) — 2.9%
iShares MSCI India ETF	637,746	18,220,403
Vanguard FTSE Developed Markets ETF	3,598,618	128,254,746
		146,475,149

Private Investment Funds (h) — 18.9%
Canyon Value Realization Fund, LP (a) (b) (c) (d)		74,081,939
Convexity Capital Offshore, LP (a) (b) (c) (d)		64,282,715
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		178,690,857
Hudson Bay International, Ltd. (a) (b) (c) (d)	1,800,000	173,875,741
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (d)	304,275	209,881,892
Lone Cascade, LP, Class J (a) (b) (c) (d)		28,627,892
OZ Domestic Partners, LP (a) (b) (c) (d)		497,469
QVT Onshore, LP (a) (b) (c) (d)		56,074,641
SummerHaven Commodity Offshore Fund, LP (a) (b) (c) (d)	2,114,798	170,226,329
		956,239,475

Total Acquired Funds (Cost $924,275,050)		1,102,714,624

Publicly Traded Limited Partnerships — 0.2%
Apollo Global Management LLC	79,306	1,362,477
Cedar Fair, LP	68,276	3,592,000
KKR & Co., LP	30,143	505,800

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of
	Shares	Value

Lazard Ltd.	51,709	$2,239,000

Total Publicly Traded Limited Partnerships (Cost $8,235,238)		7,699,277

Preferred Stocks — 0.4%
Alpargatas SA, 10.88% (Brazil) (b)	1,008,200	1,708,943
Banco Bradesco SA, 5.04% (Brazil)	45,480	245,726
Banco do Estado do Rio Grande do Sul SA, 13.66% (Brazil)	354,400	498,815
Braskem SA, 3.20% (Brazil)	379,000	1,593,626
Centrais Eletricas Brasileiras SA, 1.19% (Brazil)	2,570,400	5,673,099
Centrais Eletricas Brasileiras SA- ADR, 1.54% (Brazil)	9,413	20,332
Embotelladora Andina SA, 2.32% (Chile)	127,048	434,424
Fannie Mae, 0.00% (United States)	639,800	3,103,030
Hyundai Motor Co., Ltd., 3.58% (South Korea)	5,573	538,951
Hyundai Motor Co., Ltd., 3.67% (South Korea)	8,778	821,399
LG Electronics, Inc., 2.00% (South Korea)	1,316	25,524
Porsche Automobil Holding SE, 5.35% (Germany)	7,236	307,984
Samsung Electronics Co., Ltd., 2.24% (South Korea)	3,929	3,061,383
Samsung SDI Co., Ltd., 1.77% (South Korea)	999	49,520
Sberbank of Russia, 0.78% (Russia)	824,991	731,356
Vale SA, 11.96% (Brazil)	509,100	1,710,484
Volkswagen AG, 5.00% (Germany)	6,940	758,941

Total Preferred Stocks (Cost $31,614,388)		21,283,537

	Number of
	Contracts	Value

Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	52,999	1,203,077
Bank of America Corp., Expiring 01/16/19 (United States) (a)	260,525	1,492,808
Capital One Financial Corp., Expiring 11/14/18 (United States) (a)	6,327	197,213
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	132,887	9,825
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	34,160	23,360

Total Warrants (Cost $3,217,837)		2,926,283

	Principal
	Amount	Value

Short-Term Investments — 9.6%

Repurchase Agreement — 8.0%
Fixed Income Clearing Corp. issued on 09/30/15 (proceeds at
maturity $404,497,470) (collateralized by US Treasury Notes, due 02/15/20 through 09/30/20 with a total par value of
$397,260,000 and a total market value of $412,590,125)
0.000%, 10/01/15
(Cost $404,497,470)	$404,497,470	404,497,470

US Treasury Bills (i) — 1.6%
US Treasury Bill, due on 12/10/15 (f)	30,000,000	30,002,100

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Principal
	Amount	Value

US Treasury Bill, due on 03/03/16 (f)	$340,000	$339,961
US Treasury Bill, due on 03/17/16	50,000,000	49,992,100
US Treasury Bill, due on 06/23/16 (f)	120,000	119,853

Total US Treasury Bills
(Cost $80,390,655)		80,454,014
Total Short-Term Investments
(Cost $484,888,125)		484,951,484

Total Investments — 100.2%
(Cost $5,024,365,421)		5,072,088,975
Liabilities in Excess of Other Assets — (0.2)%		(11,421,390)

Net Assets — 100.0%		$5,060,667,585

	Number of
	Shares	Value

Securities Sold Short — (1.7)%
Common Stocks — (1.7)%

US Common Stocks — (0.2)%

Real Estate Investment Trusts (REITs) — (0.2)%
LTC Properties, Inc.	(121,400)	(5,180,138)
Milestone Apartments	(282,300)	(3,242,907)
National Retail Properties, Inc.	(47,300)	(1,715,571)
Realty Income Corp.	(15,100)	(715,589)
Regency Centers Corp.	(5,700)	(354,255)

		(11,208,460)

Total US Common Stocks (Proceeds $11,252,386)		(11,208,460)

Foreign Common Stocks — (1.4)%
Australia — 0.0%
Goodman Group - REIT	(607,300)	(2,501,048)

Canada — (0.6)%
First National Financial Corp.	(167,508)	(2,752,679)
Genworth MI Canada, Inc.	(117,200)	(2,524,916)
H & R Real Estate Investment Trust - REIT	(394,100)	(6,074,662)
Home Capital Group, Inc.	(377,000)	(9,048,565)
RioCan Real Estate Investment Trust - REIT	(475,510)	(9,075,489)

		(29,476,311)

Japan — (0.3)%
Global One Real Estate Investment Corp. - REIT	(700)	(2,106,171)
Industrial & Infrastructure Fund Investment Corp. - REIT	(400)	(1,743,081)
Japan Airport Terminal Co., Ltd.	(52,500)	(2,268,396)

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

	Number of
	Shares	Value

Japan Hotel REIT Investment Corp. - REIT	(6,400)	$(4,084,783)
Kyoritsu Maintenance Co., Ltd.	(37,100)	(2,399,855)
Leopalace21 Corp. (a)	(108,200)	(507,115)
Orix JREIT, Inc. – REIT	(1,900)	(2,572,083)
Seibu Holdings, Inc.	(79,600)	(1,616,478)

		(17,297,962)

Mexico — (0.1)%
Fibra Uno Administracion SA de CV - REIT	(2,358,900)	(4,871,321)

United Kingdom — (0.4)%
British Land Co. plc - REIT	(555,560)	(7,063,557)
Derwent London plc - REIT	(72,832)	(4,019,212)
Persimmon plc (a)	(259,500)	(7,906,829)

		(18,989,598)

Total Foreign Common Stocks (Proceeds $73,618,829)		(73,136,240)
Total Common Stocks (Proceeds $84,871,215)		(84,344,700)
Total Securities Sold Short (Proceeds $84,871,215)		$(84,344,700)

Financial Futures Contracts

		Initial Notional	Notional Value	Unrealized
		Value/	at September 30,	Appreciation/
Number of	Type	(Proceeds)	2015	(Depreciation)
Contracts
	Long Financial Futures Contracts

	Interest Rate-Related
71	December 2015 10-Year US Treasury Note	$9,041,298	$9,140,141	$98,843
	Equity-Related
903	December 2015 S&P 500 e-Mini Index	86,779,483	86,177,805	(601,678)
672	December 2015 Mini MSCI EAFE	55,129,961	55,423,200	293,239
212	December 2015 Mini MSCI Emerging Market	8,391,338	8,385,660	(5,678)

				(314,117)
				(215,274)

	Short Financial Futures Contracts
	Interest Rate-Related
(195)	December 2015 10-Year Interest Rate Swap	(19,906,358)	(20,264,765)	(358,407)
(63)	December 2015 5-Year Interest Rate Swap	(6,391,508)	(6,456,516)	(65,008)
(18)	December 2015 5-Year US Treasury Note	(2,156,439)	(2,169,282)	(12,843)
(12)	December 2015 Ultra Long US Treasury Bond	(1,900,282)	(1,924,875)	(24,593)
(2)	December 2015 US Long Treasury Bond	(310,245)	(314,688)	(4,443)

				(465,294)

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

Foreign Currency-Related
(696)	December 2015 Japanese Yen	$(72,370,025)	$(72,584,100)	$(214,075)

$(894,643)

Forward Currency Contracts

		Contract Amount
Contract						Unrealized
Settlement Date	Counterparty	Receive		Deliver		Appreciation
10/02/2015	State Street Bank and Trust Co.	ZAR	56,031,688	USD	3,995,590	$47,538

Swap Contracts

						Unrealized
Expiration					Notional	Appreciation/
Date	Counterparty	Pay	Receive	Currency	Amount	(Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
11/02/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	DFL, Ltd.	USD	$2,071,043	$638,384
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA	USD	1,799,252	(228,849)
12/03/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	142,312	(25,836)
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd.	USD	1,027,982	285,799
12/07/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Housing Development & Infrastructure, Ltd.	USD	337,107	93,722
04/19/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	32,419	(5,885)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	15,294	(2,777)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	21,143	(3,838)
04/25/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	38,508	(6,991)
05/16/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	16,630	(1,072)
08/02/2016	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA	USD	332,599	(60,382)

						$682,275

ADR	American Depositary Receipt
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
EN	Euronext
ETF	Exchange-Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae

41

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

FRN	Floating Rate Note. Rate disclosed represents the effective rate as of September 30, 2015.
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
ISE	Italian Stock Exchange
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NV	Naamloze Vennootschap
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of September 30, 2015.

*	Approximately 9.28% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.

(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

(c)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2015, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP and SummerHaven Commodity Offshore Fund, Ltd. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP and 5% of SummerHaven Commodity Offshore Fund, Ltd. to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	$23,797,936	$74,081,939
Convexity Capital Offshore, LP	Relative Value	02/16/06 - 04/01/13	72,000,000	64,282,715
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 04/01/13	117,746,138	178,690,857
Hudson Bay International, Ltd.	Relative Value	07/01/14	180,000,000	173,875,741
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 - 04/01/13	106,000,000	209,881,892
Lone Cascade, LP, Class J	Global Equity	01/03/12 - 01/01/13	17,456,184	28,627,892
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	497,469
QVT Onshore, LP	Multi-Strategy	03/01/12	44,977,429	56,074,641
SummerHaven Commodity Offshore Fund, LP	Commodity Futures	09/30/14 - 11/14/14	210,000,000	170,226,329
				956,239,475

Common Stock
AMR Corp.		12/09/13	—	393,086
Total (18.9% of Net Assets)				$956,632,561

42

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
September 30, 2015

(d)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $972,337,207, which represents 19.2% of the fund's net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures approved by the board of trustees.
(f)	Security or a portion thereof is held as initial margin for financial futures.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedule of Investments.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2015. These positions are therefore grouped into their own industry classification.
(i)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

43

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2015

1.   Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2015, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund ("STF"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.   Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of trustees has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2015, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$1,348,123,356	$1,345,415,059	$393,086	$2,693,931,501
Participation Notes*	—	6,970,523	—	6,970,523
Asset-Backed Securities	—	37,081,901	—	37,081,901
Mortgage-Backed Securities	—	79,537,156	—	79,537,156
US Treasury Bonds/Notes	634,992,689	—	—	634,992,689
Exchange-Traded Funds and Mutual Funds	146,475,149	—	—	146,475,149
Private Investment Funds	—	—	956,239,475	956,239,475
Publicly Traded Limited Partnerships	7,699,277	—	—	7,699,277
Preferred Stocks*	3,123,362	18,160,175	—	21,283,537
Warrants	2,893,098	33,185	—	2,926,283
Short-Term Investments	484,951,484	—	—	484,951,484
Total Investments in Securities	2,628,258,415	1,487,197,999	956,632,561	5,072,088,975
Financial Futures Contracts - Interest Rate Risk	392,082	—	—	392,082
Forward Currency Contracts – Foreign Currency Risk	47,538	—	—	47,538
Swap Contracts - Equity Risk	—	1,017,905	—	1,017,905
Total Other Financial Instruments	439,620	1,017,905	—	1,457,525
Total Assets	$2,628,698,035	$1,488,215,904	$956,632,561	$5,073,546,500
Liabilities
Common Stocks Sold Short*	$(45,556,092)	$(38,788,609)	$—	$(84,344,701)
Financial Futures Contracts - Interest Rate Risk	(1,072,650)	—	—	(1,072,650)
Financial Futures Contracts - Foreign Currency Risk	(214,075)	—	—	(214,075)
Swap Contracts - Equity Risk	—	(335,630)	—	(335,630)
Total Other Financial Instruments	(1,286,725)	(335,630)	—	(1,622,355)
Total Liabilities	$(46,842,817)	$(39,124,239)	$—	$(85,967,056)

*	Securities categorized as Level 2 primarily include listed foreign equities or participation notes whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2015.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/15 for the period ended 09/30/15
Common Stocks*	$538,867	$-	$-	$(145,781)	$-	$-	$-	$-	$393,086	$(145,781)
Private Investment Funds	992,325,280	-	17,152,198	(14,080,685)	-	(39,157,318)	-	-	956,239,475	(1,584,523)
Corporate Bonds*	-	-	(213,716)	213,716	-	-	-	-	-	-

Total	$992,864,147	$-	$16,938,482	$(14,012,750)	$-	$(39,157,318)	$-	$-	$956,632,561	$(1,730,304)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the TIP board of trustees, and the TIP Valuation Committee, which was established to serve as an agent of the board of trustees. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of trustees on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of trustees. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2015	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	393,086	Corporate action model	Future claim awards	—	—
Private Investment Funds	956,239,475	Adjusted net asset value	Manager estimates	(4.03)% - 3.41%	(0.01)%
			Market returns*	(0.93)% - 1.19%	(0.12)%

* Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)(b)	$309,344,906	daily, quarterly, annually	2-65 days
Relative Value (c)	238,158,456	quarterly	65-90 days
Commodity Futures (d)	170,226,329	daily	1 day
Long-Short Global (e)	209,881,892	monthly	90 days
Global Equity (f)	28,627,892	quarterly	30 days
Total	$956,239,475

(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy includes $497,469 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.
(c)	This strategy entails the construction of portfolios seeking to exploit price differences between similar securities through both long and short positions.
(d)	This strategy entails the construction of portfolios that seek exposure to the commodities markets primarily through futures contracts.
(e)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(f)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3.   Derivatives and Other Financial Instruments

During the period ended September 30, 2015, the fund invested in derivatives, such as but not limited to futures and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for "hedging" when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS's or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting ("covered") position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial margin"). An outstanding futures contract is valued daily, and the payment in cash of "variation margin" will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade. The fund's holdings of swaps at the end of the period are indicative of the types of positions held throughout the period.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund did not hold options during the reporting period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written.

These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the period are indicative of the types of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities ("IOs"), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category, as of September 30, 2015. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund's derivative activity throughout the reporting period.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2015, grouped by contract type and risk exposure category.

	Balance Sheet	Interest	Foreign
Derivative Type	Location	Rate Risk	Currency Risk	Equity Risk	Total
Asset Derivatives

Warrants	Investments, at value	$—	$—	$2,926,283	$2,926,283
Swap Contracts	Swap contracts, at value	—	—	1,017,905	1,017,905
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	47,538	—	47,538
Financial Futures Contracts	Variation margin*	392,082	—	—	392,082
Total Value - Assets		$392,082	$47,538	$3,944,188	$4,383,808

Liability Derivatives

	Swap contracts,
Swap Contracts	at value	$—	$—	$(335,630)	$(335,630)
Financial Futures Contracts	Variation margin*	(1,072,650)	(214,075)	—	(1,286,725)
Total Value - Liabilities		$(1,072,650)	$(214,075)	$(335,630)	$(1,622,355)

4.   Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2015, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$481,804,166	$(685,495,424)	$(203,691,258)	$5,275,780,233

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and marked-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2015.

5.   Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2015, were as follows:

Description	Face Value
Barclays Capital, Inc., 0.65%, dated 09/29/15, to be repurchased on 10/06/15 at $ 21,887,906	$21,885,140

For the period ended September 30, 2015, the average balance outstanding was $56,417,056 and the average interest rate was 0.23%.

6.   Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, participation notes and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund / schedule of investments (UNAUDITED)

September 30, 2015

	Principal Amount	Value

Investments — 101.6% of net assets

Short-Term Investments — 101.6%

Repurchase Agreement — 1.9%
Fixed Income Clearing Corp. issued on 09/30/15 (proceeds at maturity $1,792,082) (collateralized by US Treasury Notes, due 02/15/20 with a total par value of $1,390,000 and a total market value of $1,831,325) 0.000%, 10/01/15 (Cost $1,792,082)	$1,792,082	$1,792,082

US Treasury Bills (a) — 99.7%
US Treasury Bill, due on 12/24/15	5,000,000	5,000,175
US Treasury Bill, due on 12/31/15	2,000,000	1,999,988
US Treasury Bill, due on 01/14/16	20,000,000	19,999,560
US Treasury Bill, due on 01/21/16	15,000,000	14,999,415
US Treasury Bill, due on 02/04/16	15,000,000	14,999,010
US Treasury Bill, due on 03/03/16	2,000,000	1,999,776
US Treasury Bill, due on 03/17/16	15,000,000	14,997,630
US Treasury Bill, due on 03/24/16	16,000,000	15,996,400
US Treasury Bill, due on 03/31/16	3,000,000	2,998,863

Total US Treasury Bills — 99.7% (Cost $92,946,585)		92,990,817

Total Short-Term Investments (Cost $94,738,667)		94,782,899

Total Investments — 101.6% (Cost $94,738,667)		94,782,899

Liabilities in Excess of Other Assets — (1.6)%		(1,526,851)

Net Assets — 100.0%		$93,256,048

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2015

1.   Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2015, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF") and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The fund operates as a diversified investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending September 30, 2015, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

3.   Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2015, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2015, are as follows:

		Net Unrealized
	Gross Unrealized	Appreciation/
Gross Unrealized Appreciation	Depreciation	(Depreciation)	Cost
$44,315	$(83)	$44,232	$94,738,667

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2015.

4.   Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5.   Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.   Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	11/25/15

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	11/25/15